UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02781
                                   ----------

                                 TEMPLETON FUNDS
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091
      -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500
                                                    ---------------
Date of fiscal year end:  8/31
                         ------

Date of reporting period:  2/29/08
                          ---------

ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                     FEBRUARY 29, 2008
--------------------------------------------------------------------------------

                                                 A series of Templeton Funds

--------------------------------------------------------------------------------
      SEMIANNUAL REPORT AND SHAREHOLDER LETTER             GLOBAL
--------------------------------------------------------------------------------

                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
             TEMPLETON WORLD FUND
                                                       Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]


Not part of the semiannual report

Contents

SHAREHOLDER LETTER .....................................................       1

SEMIANNUAL REPORT

Templeton World Fund ...................................................       3

Performance Summary ....................................................       9

Your Fund's Expenses ...................................................      12

Financial Highlights and Statement of Investments ......................      14

Financial Statements ...................................................      24

Notes to Financial Statements ..........................................      27

Shareholder Information ................................................      36

--------------------------------------------------------------------------------

Semiannual Report

Templeton World Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton World Fund seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in equity securities of companies located anywhere in the world, including emerging markets.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Templeton World Fund covers the period ended February 29, 2008.

PERFORMANCE OVERVIEW

For the six months under review, Templeton World Fund - Class A had a -6.37% cumulative total return. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) World Index, which had a -5.95% total return for the same period. 1 In line with our long-term investment strategy, we are pleased with our long-term results, as shown in the Performance Summary beginning on page 9. For the 10-year period ended February 29, 2008, Templeton World Fund - Class A delivered a +100.88% cumulative total return, compared with the MSCI World Index's +71.71% cumulative total return for the same period. 1 Please note that index performance information is provided for reference and that we do not attempt to track the index, but rather undertake investments on the basis of fundamental research. You can find more performance data in the Performance Summary.

ECONOMIC AND MARKET OVERVIEW

The U.S. economy experienced significantly slower gross domestic product (GDP) growth in the fourth quarter of 2007 as housing prices declined, consumer demand softened, and a credit crisis originally related to U.S. subprime loan losses spread globally. In capital markets, investors quickly began a broad reassessment of risk in the stock, bond and credit markets. Some economists

1. Source: Standard & Poor's Micropal. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. As of 2/29/08, the Fund's Class A 10-year average annual total return not including the maximum sales charge was +7.22%, compared with the +5.56% 10-year average annual total return of the MSCI World Index. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 18.


                                                           Semiannual Report | 3

TOP 10 COUNTRIES
Based on Equity Securities
2/29/08

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
U.S.                                                                      36.2%
--------------------------------------------------------------------------------
U.K.                                                                      15.8%
--------------------------------------------------------------------------------
Taiwan                                                                     5.0%
--------------------------------------------------------------------------------
Japan                                                                      4.9%
--------------------------------------------------------------------------------
France                                                                     4.8%
--------------------------------------------------------------------------------
Hong Kong                                                                  4.3%
--------------------------------------------------------------------------------
Germany                                                                    3.6%
--------------------------------------------------------------------------------
South Korea                                                                3.6%
--------------------------------------------------------------------------------
Singapore                                                                  2.5%
--------------------------------------------------------------------------------
India                                                                      2.1%
--------------------------------------------------------------------------------

speculated whether the U.S. would enter a recession while others believed one was already under way. Many agreed, however, that the slowing U.S. economy --which is the world's largest and accounts for roughly 30% of global GDP --could have a meaningfully negative impact on growth prospects around the world. Nevertheless, growth remained robust in certain areas, particularly in Asia ex-Japan, where China's demand for commodities continued to have significant impact on commodity prices and related equities.

In the six months under review, prices for oil and agricultural and industrial commodities, as well as precious metals like platinum, silver and gold, increased significantly and contributed to global inflationary pressures. While inflation remained a major concern within the eurozone, the U.S. focused on reigniting its economy through fiscal and monetary policies. Despite possible inflationary pressure from lower interest rates, the Federal Reserve Board (Fed) reduced its federal funds target rate from 5.25% to 3.00% during the period. The Fed's interest rate reductions pressured the U.S. dollar as other countries' central banks generally left rates unchanged, and the dollar's value declined against most of the world's currencies. The U.S. dollar's weakness was another reason for higher commodity prices, as most of these prices are set in U.S. dollars.

Against this challenging economic backdrop, global equity markets were volatile, and the MSCI World Index declined 5.95% for the six-month period even though the weaker dollar aided returns. 2 Despite negative economic data and an outlook for decelerating corporate earnings and profit margins globally, many companies' balance sheets remained relatively strong. Although many financial institutions were hurt by their subprime loan exposure, abundant global liquidity sources such as sovereign wealth funds offered some relief with quick recapitalizations during the period.

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look worldwide, we consider specific companies, rather than sectors or countries, while doing in-depth research to construct a bargain list from which we buy. Before we make a purchase, we look at the company's price/cash ratio, price/earnings ratio, profit margins and liquidation value.

2. Source: Standard & Poor's Micropal. See footnote 1 for a description of the MSCI World Index.


4 | Semiannual Report

MANAGER'S DISCUSSION

During the six months under review, stock selection in Asia benefited performance relative to the MSCI World Index. Within the region, overweighted allocations to India and Hong Kong helped relative results. Elsewhere, allocations to non-index countries Russia and Turkey helped the Fund, as each outperformed the index.

From a sector perspective, stock selection in telecommunication services helped performance relative to the index. 3 Within the sector, non-index holding Turkcell Iletisim Hizmetleri, Turkey's dominant wireless telecommunication services provider, was a key contributor, as was the incumbent Spanish provider, Telefonica. Among Asian telecommunication companies, Taiwan's Chunghwa Telecom, which is not an index component, rose to its highest levels in seven years, while shares of Singapore Telecommunications registered gains despite a period of volatile trading within a narrow range. In the poorly performing financials sector, the Fund's underweighting and stock selection benefited relative performance. 4 Stock selection in the consumer discretionary sector also helped the Fund's relative performance. 5 In the specialty retail industry, shares of U.S.-based clothing store The Gap showed improvement as new management implemented its strategy. In the media industry, The DIRECTV Group, the leading U.S. direct broadcast satellite television provider, contributed to relative results, as did U.S.-based educational provider Apollo Group in the diversified consumer services industry. We sold Apollo by period-end. Stock selection in the industrials sector benefited the Fund's relative performance. 6 In particular, U.K.-based BAE Systems, and Germany's Siemens and Deutsche Post each performed well.

The Fund had several detractors from relative performance during the six months under review. Regionally, stock selection in North America hindered results due to the Fund's U.S. holdings, despite an underweighted position in that country's troubled stock market. In Asia, stock selection in Japan detracted from performance, but strong performance in India, Hong Kong and Taiwan made Asia a net contributor to Fund returns. In Europe, stock selection in the U.K., as well as allocations to non-index components Turkey and Russia, was not able to overcome weak performance in Germany, Finland and the Netherlands.

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 2/29/08

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

North America                                        37.5%
Europe                                               34.2%
Asia                                                 22.6%
Middle East & Africa                                  1.4%
Latin America & Caribbean                             0.8%
Australia & New Zealand                               0.2%
Short-Term Investments & Other Net Assets             3.3%

3. The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI.

4. The financials sector comprises commercial banks, capital markets, diversified financial services, insurance, and real estate management and development in the SOI.

5. The consumer discretionary sector comprises auto components; automobiles; hotels, restaurants and leisure; media; multiline retail; specialty retail; and textiles, apparel and luxury goods in the SOI.

6. The industrials sector comprises aerospace and defense, air freight and logistics, commercial services and supplies, industrial conglomerates, and machinery in the SOI.


                                                           Semiannual Report | 5

TOP 10 INDUSTRIES
Based on Equity Securities
2/29/08

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
Media                                                                     12.0%
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                               10.6%
--------------------------------------------------------------------------------
Pharmaceuticals                                                            9.5%
--------------------------------------------------------------------------------
Software                                                                   8.9%
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                     8.8%
--------------------------------------------------------------------------------
Insurance                                                                  6.5%
--------------------------------------------------------------------------------
Industrial Conglomerates                                                   4.8%
--------------------------------------------------------------------------------
Commercial Banks                                                           4.7%
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                   4.4%
--------------------------------------------------------------------------------
Capital Markets                                                            3.6%
--------------------------------------------------------------------------------

From a sector perspective, stock selection and an underweighted allocation in the materials sector hindered relative performance. 7 Within the sector, Finnish paper and forest products company UPM-Kymmene declined in value, as did Switzerland-based Ciba Specialty Chemicals (sold by period-end). The Fund's only consumer staples sector holding was South Africa's Massmart Holdings, one of the leading distributors and retailers of consumer and other goods in Africa. Massmart (not an index component) hindered the Fund's relative returns, as economic concerns seemed to outweigh consistently strong sales and earnings. The health care sector also detracted from relative performance during the period, due in part to stock selection in the pharmaceuticals industry. 8 The pharmaceuticals industry as a whole retreated as a result of near-term concerns regarding the impact of the U.S. election outcome and potential health care reform, in addition to anticipated patent expirations and the threat of generic competition. Although the Fund's holdings in Bristol-Myers Squibb (U.S.), Takeda Pharmaceutical (Japan) and GlaxoSmithKline (U.K.) declined in value, longer-term prospects remained compelling in our view. Another significant detractor from performance was Germany's Infineon Technologies in the information technology sector. 9

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended February 29, 2008, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund's performance was positively affected by the portfolio's substantial investment in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

7. The materials sector comprises chemicals, metals and mining, and paper and forest products in the SOI.

8. The health care sector comprises biotechnology, health care equipment and supplies, health care providers and services, and pharmaceuticals in the SOI.

9. The information technology sector comprises communications equipment, computers and peripherals, electronic equipment and instruments, IT services, office electronics, semiconductors and semiconductor equipment, and software in the SOI.


6 | Semiannual Report

Thank you for your continued participation in Templeton World Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]           /s/ Cynthia Sweeting

                          Cynthia Sweeting, CFA

[PHOTO OMITTED]           /s/ Lisa F. Myers

                          Lisa F. Myers, J.D., CFA

[PHOTO OMITTED]           /s/ Tucker Scott

                          Tucker Scott, CFA

                          Portfolio Management Team
                          Templeton World Fund

TOP 10 EQUITY HOLDINGS
2/29/08

--------------------------------------------------------------------------------
COMPANY                                                              % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                             NET ASSETS
--------------------------------------------------------------------------------
Microsoft Corp.                                                            2.8%
   SOFTWARE, U.S.
--------------------------------------------------------------------------------
Royal Dutch Shell PLC, A & B                                               2.2%
   OIL, GAS & CONSUMABLE FUELS, U.K.
--------------------------------------------------------------------------------
BP PLC                                                                     2.2%
   OIL, GAS & CONSUMABLE FUELS, U.K.
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.                                2.0%
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT, TAIWAN
--------------------------------------------------------------------------------
News Corp., A                                                              2.0%
   MEDIA, U.S.
--------------------------------------------------------------------------------
Time Warner Inc.                                                           1.9%
   MEDIA, U.S.
--------------------------------------------------------------------------------
Comcast Corp., A                                                           1.9%
   MEDIA, U.S.
--------------------------------------------------------------------------------
Reliance Industries Ltd.                                                   1.8%
   OIL, GAS & CONSUMABLE FUELS, INDIA
--------------------------------------------------------------------------------
British Sky Broadcasting Group PLC                                         1.8%
   MEDIA, U.K.
--------------------------------------------------------------------------------
ING Groep NV                                                               1.8%
   DIVERSIFIED FINANCIAL SERVICES, NETHERLANDS
--------------------------------------------------------------------------------

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 29, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 7

--------------------------------------------------------------------------------
CYNTHIA L. SWEETING assumed portfolio manager responsibilities for Templeton World Fund in September 2007. She is also president of Templeton Global Advisors Limited (TGAL), director of portfolio management for the Templeton Global Equity Group and has portfolio management responsibility for other retail funds and institutional separate account relationships with global and international mandates.

Ms. Sweeting has 25 years of experience in the investment industry. She joined Franklin Templeton Investments in Templeton's Nassau office in 1997, and most recently served as director of research for the Templeton Global Equity Group, before assuming her current responsibilities.

Prior to joining Templeton, she was the senior vice president of investments with McDermott International Investments Co., Inc., in Nassau. At McDermott, she was responsible for the investment department, which encompassed portfolio management and pension administration.

Ms. Sweeting graduated summa cum laude from Georgetown University, where she earned her B.S. in business administration with a concentration in finance. She has served as vice president of the board of directors of the International Society of Financial Analysts (ISFA), which has now merged with the CFA Institute. She was a founding member and past president of the Bahamas Chapter of ISFA. Ms. Sweeting is a Chartered Financial Analyst (CFA) Charterholder.
--------------------------------------------------------------------------------


8 | Semiannual Report

Performance Summary as of 2/29/08

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------
CLASS A   (SYMBOL: TEMWX)                                  CHANGE           2/29/08        8/31/07
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      -$3.34            $16.89         $20.23
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/07-2/29/08)
---------------------------------------------------------------------------------------------------
Dividend Income                            $0.3245
---------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.1000
---------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $1.8588
---------------------------------------------------------------------------------------------------
      TOTAL                                $2.2833
---------------------------------------------------------------------------------------------------
CLASS B   (SYMBOL: TWDBX)                                  CHANGE           2/29/08        8/31/07
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      -$3.23            $16.64         $19.87
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/07-2/29/08)
---------------------------------------------------------------------------------------------------
Dividend Income                            $0.1526
---------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.1000
---------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $1.8588
---------------------------------------------------------------------------------------------------
      TOTAL                                $2.1114
---------------------------------------------------------------------------------------------------
CLASS C   (SYMBOL: TEWTX)                                  CHANGE           2/29/08        8/31/07
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      -$3.23            $16.38         $19.61
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/07-2/29/08)
---------------------------------------------------------------------------------------------------
Dividend Income                            $0.1780
---------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.1000
---------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $1.8588
---------------------------------------------------------------------------------------------------
      TOTAL                                $2.1368
---------------------------------------------------------------------------------------------------
ADVISOR CLASS   (SYMBOL: TWDAX)                            CHANGE           2/29/08        8/31/07
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      -$3.36            $16.89         $20.25
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/07-2/29/08)
---------------------------------------------------------------------------------------------------
Dividend Income                            $0.3723
---------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.1000
---------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $1.8588
---------------------------------------------------------------------------------------------------
      TOTAL                                $2.3311
---------------------------------------------------------------------------------------------------


                                                           Semiannual Report | 9

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------------------------------
CLASS A                                    6-MONTH           1-YEAR           5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                    -6.37%           -2.17%         +116.50%         +100.88%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2               -11.74%           -7.79%          +15.33%           +6.59%
------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3              $ 8,826          $ 9,221         $ 20,401         $ 18,935
------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/08) 4                           -10.61%          +15.48%           +5.81%
------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5                 1.05%
------------------------------------------------------------------------------------------------------------
CLASS B                                    6-MONTH           1-YEAR           5-YEAR     INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                    -6.79%           -2.99%         +108.42%          +89.98%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2               -10.14%           -6.47%          +15.60%           +7.26%
------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3              $ 8,986          $ 9,353         $ 20,642         $ 18,988
------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/08) 4                            -9.29%          +15.75%           +6.94%
------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5                 1.81%
------------------------------------------------------------------------------------------------------------
CLASS C                                    6-MONTH           1-YEAR           5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                    -6.76%           -2.90%         +108.54%          +86.29%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                -7.60%           -3.77%          +15.83%           +6.42%
------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3              $ 9,240          $ 9,623         $ 20,854         $ 18,629
------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/08) 4                            -6.72%          +15.97%           +5.64%
------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5                 1.80%
------------------------------------------------------------------------------------------------------------
ADVISOR CLASS 6                            6-MONTH           1-YEAR           5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                    -6.30%           -1.99%         +117.39%         +101.71%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                -6.30%           -1.99%          +16.80%           +7.27%
------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3              $ 9,370          $ 9,801         $ 21,739         $ 20,171
------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/08) 4                            -4.95%          +16.97%           +6.49%
------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5                 0.81%
------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


10 | Semiannual Report

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

6. Effective 5/15/06, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 5/15/06, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 5/14/06, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 5/15/06 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +8.37% and +4.59%.


                                                          Semiannual Report | 11

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


12 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------------
                                               BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                          VALUE 9/1/07       VALUE 2/29/08   PERIOD* 9/1/07-2/29/08
-----------------------------------------------------------------------------------------------------------
Actual                                              $ 1,000          $   936.30              $ 5.06
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000          $ 1,019.64              $ 5.27
-----------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------
Actual                                              $ 1,000          $   932.10              $ 8.69
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000          $ 1,015.86              $ 9.07
-----------------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------------
Actual                                              $ 1,000          $   932.40              $ 8.70
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000          $ 1,015.91              $ 9.02
-----------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------
Actual                                              $ 1,000          $   937.00              $ 3.90
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000          $ 1,020.84              $ 4.07
-----------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.05%; B: 1.81%; C: 1.80%; and Advisor: 0.81%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.


                                                          Semiannual Report | 13

Templeton World Fund

FINANCIAL HIGHLIGHTS

                                         -------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         FEBRUARY 29, 2008                           YEAR ENDED AUGUST 31,
CLASS A                                     (UNAUDITED)           2007           2006           2005           2004           2003
                                         -------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..     $    20.23      $    19.46     $    18.92     $    16.78     $    15.12     $    13.64
                                         -------------------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ............           0.09            0.26           0.28           0.25           0.22           0.18
   Net realized and unrealized gains
      (losses) ........................          (1.15)           2.45           2.23           3.46           1.74           1.46
                                         -------------------------------------------------------------------------------------------
Total from investment operations ......          (1.06)           2.71           2.51           3.71           1.96           1.64
                                         -------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income ..............          (0.32)          (0.34)         (0.27)         (0.32)         (0.30)         (0.16)
   Net realized gains .................          (1.96)          (1.60)         (1.70)         (1.25)            --             --
                                         -------------------------------------------------------------------------------------------
Total distributions ...................          (2.28)          (1.94)         (1.97)         (1.57)         (0.30)         (0.16)
                                         -------------------------------------------------------------------------------------------
Redemption fees .......................             -- e            -- e           -- e           -- e           -- e           -- e
                                         -------------------------------------------------------------------------------------------
Net asset value, end of period ........     $    16.89      $    20.23     $    19.46     $    18.92     $    16.78     $    15.12
                                         ===========================================================================================

Total return c ........................          (6.37)%         14.80%         14.92%         23.91%         13.10%         12.27%

RATIOS TO AVERAGE NET ASSETS d
Expenses ..............................           1.05% f         1.05% f        1.06% f        1.08% f        1.11% f        1.11%
Net investment income .................           0.95%           1.29%          1.49%          1.41%          1.32%          1.40%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .....     $8,191,757      $9,152,846     $8,627,348     $7,988,364     $6,924,779     $6,419,826
Portfolio turnover rate ...............          15.08%          33.12%         35.41%         24.13%         37.58%         43.91%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


14 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton World Fund

                                         -------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         FEBRUARY 29, 2008                           YEAR ENDED AUGUST 31,
CLASS B                                     (UNAUDITED)           2007           2006           2005           2004           2003
                                         -------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..     $    19.87     $    19.08     $    18.61     $    16.53     $    14.92     $    13.46
                                         ------------------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ............           0.02           0.10           0.13           0.12           0.10           0.09
   Net realized and unrealized gains
      (losses) ........................          (1.14)          2.43           2.20           3.41           1.71           1.44
                                         ------------------------------------------------------------------------------------------
Total from investment operations ......          (1.12)          2.53           2.33           3.53           1.81           1.53
                                         ------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income ..............          (0.15)         (0.14)         (0.16)         (0.20)         (0.20)         (0.07)
   Net realized gains .................          (1.96)         (1.60)         (1.70)         (1.25)            --             --
                                         ------------------------------------------------------------------------------------------
Total distributions ...................          (2.11)         (1.74)         (1.86)         (1.45)         (0.20)         (0.07)
                                         ------------------------------------------------------------------------------------------
Redemption fees .......................             -- e           -- e           -- e           -- e           -- e           -- e
                                         ------------------------------------------------------------------------------------------
Net asset value, end of period ........     $    16.64     $    19.87     $    19.08     $    18.61     $    16.53     $    14.92
                                         ==========================================================================================

Total return c ........................          (6.79)%        13.97%         14.03%         22.99%         12.24%         11.46%

RATIOS TO AVERAGE NET ASSETS d
Expenses ..............................           1.81% f        1.81% f        1.82% f        1.83% f        1.86% f        1.86%
Net investment income .................           0.19%          0.53%          0.73%          0.66%          0.57%          0.65%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .....     $   43,692     $   58,251     $   64,381     $   60,564     $   49,419     $   37,166
Portfolio turnover rate ...............          15.08%         33.12%         35.41%         24.13%         37.58%         43.91%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Templeton World Fund

                                         -------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                         FEBRUARY 29, 2008                           YEAR ENDED AUGUST 31,
CLASS C                                     (UNAUDITED)           2007           2006           2005           2004           2003
                                         -------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
period)
Net asset value, beginning of period ...    $    19.61     $    18.86     $    18.42     $    16.37     $    14.77     $    13.31
                                         ------------------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .............          0.02           0.11           0.14           0.11           0.09           0.09
   Net realized and unrealized gains
      (losses) .........................         (1.11)          2.39           2.16           3.38           1.70           1.43
                                         ------------------------------------------------------------------------------------------
Total from investment operations .......         (1.09)          2.50           2.30           3.49           1.79           1.52
                                         ------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income ...............         (0.18)         (0.15)         (0.16)         (0.19)         (0.19)         (0.06)
   Net realized gains ..................         (1.96)         (1.60)         (1.70)         (1.25)            --             --
                                         ------------------------------------------------------------------------------------------
Total distributions ....................         (2.14)         (1.75)         (1.86)         (1.44)         (0.19)         (0.06)
                                         ------------------------------------------------------------------------------------------
Redemption fees ........................            -- e           -- e           -- e           -- e           -- e           -- e
                                         ------------------------------------------------------------------------------------------
Net asset value, end of period .........    $    16.38     $    19.61     $    18.86     $    18.42     $    16.37     $    14.77
                                         ==========================================================================================

Total return c .........................         (6.76)%        14.00%         14.03%         23.00%         12.24%         11.46%

RATIOS TO AVERAGE NET ASSETS d
Expenses ...............................          1.80% f        1.80% f        1.82% f        1.83% f        1.86% f        1.86%
Net investment income ..................          0.20%          0.54%          0.73%          0.66%          0.57%          0.65%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ......    $  396,212     $  446,046     $  407,087     $  351,430     $  295,009     $  270,417
Portfolio turnover rate ................         15.08%         33.12%         35.41%         24.13%         37.58%         43.91%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


16 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton World Fund

                                                                                  --------------------------------------------------
                                                                                   SIX MONTHS ENDED
                                                                                  FEBRUARY 29, 2008         YEAR ENDED AUGUST 31,
ADVISOR CLASS                                                                        (UNAUDITED)              2007           2006 g
                                                                                  --------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........................................      $    20.25        $    19.48     $    19.38
                                                                                  -------------------------------------------------
Income from investment operations a:
   Net investment income b ....................................................            0.11              0.32           0.11
   Net realized and unrealized gains (losses) .................................           (1.14)             2.44          (0.01)
                                                                                  -------------------------------------------------
Total from investment operations ..............................................           (1.03)             2.76           0.10
                                                                                  -------------------------------------------------
Less distributions from:
   Net investment income ......................................................           (0.37)            (0.39)            --
   Net realized gains .........................................................           (1.96)            (1.60)            --
                                                                                  -------------------------------------------------
Total distributions ...........................................................           (2.33)            (1.99)            --
                                                                                  -------------------------------------------------
Redemption fees ...............................................................              -- e              -- e           -- e
                                                                                  -------------------------------------------------
Net asset value, end of period ................................................      $    16.89        $    20.25     $    19.48
                                                                                  =================================================

Total return c ................................................................           (6.30)%           15.06%          0.52%

RATIOS TO AVERAGE NET ASSETS d
Expenses ......................................................................            0.81% f           0.81% f        0.82% f
Net investment income .........................................................            1.19%             1.53%          1.73%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .............................................      $  185,204        $  193,581     $   31,804
Portfolio turnover rate .......................................................           15.08%            33.12%         35.41%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.

g For the period May 15, 2006 (effective date) to August 31, 2006.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 17

Templeton World Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                         INDUSTRY                      SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 96.7%
  COMMON STOCKS AND OTHER EQUITY INTERESTS 95.3%
  BERMUDA 1.2%
  Invesco Ltd. ........................................               Capital Markets                 4,193,499      $  107,395,509
                                                                                                                     ---------------
  FINLAND 1.1%
  UPM-Kymmene OYJ .....................................           Paper & Forest Products             5,421,310          94,557,517
                                                                                                                     ---------------
  FRANCE 4.8%
  France Telecom SA ...................................   Diversified Telecommunication Services      2,756,030          93,211,805
  Sanofi-Aventis ......................................               Pharmaceuticals                 1,800,000         133,313,802
  Societe BIC SA ......................................       Commercial Services & Supplies            225,820          14,325,394
  Total SA, B .........................................         Oil, Gas & Consumable Fuels             897,720          68,123,323
  Vivendi SA ..........................................                    Media                      2,750,000         109,455,395
                                                                                                                     ---------------
                                                                                                                        418,429,719
                                                                                                                     ---------------
  GERMANY 3.6%
  Bayerische Motoren Werke AG .........................                 Automobiles                     834,040          46,047,067
  Deutsche Post AG ....................................           Air Freight & Logistics             1,638,630          54,450,071
a Infineon Technologies AG ............................  Semiconductors & Semiconductor Equipment     8,428,370          68,577,267
  Siemens AG ..........................................          Industrial Conglomerates             1,183,870         152,035,907
                                                                                                                     ---------------
                                                                                                                        321,110,312
                                                                                                                     ---------------
  HONG KONG 4.3%
  Cheung Kong (Holdings) Ltd. .........................    Real Estate Management & Development       9,663,751         147,793,212
  Hutchison Whampoa Ltd. ..............................          Industrial Conglomerates            13,611,060         129,794,906
  New World Development Co. Ltd. ......................    Real Estate Management & Development      17,382,443          47,918,135
  Yue Yuen Industrial Holdings Ltd. ...................      Textiles, Apparel & Luxury Goods        17,249,500          51,652,842
                                                                                                                     ---------------
                                                                                                                        377,159,095
                                                                                                                     ---------------
  INDIA 2.1%
  Indian Oil Corp. Ltd. ...............................         Oil, Gas & Consumable Fuels           1,579,949          22,187,360
  Reliance Industries Ltd. ............................         Oil, Gas & Consumable Fuels           2,599,080         160,049,810
                                                                                                                     ---------------
                                                                                                                        182,237,170
                                                                                                                     ---------------
  ISRAEL 1.1%
a Check Point Software Technologies Ltd. ..............                  Software                     4,502,950          98,704,664
                                                                                                                     ---------------
  ITALY 1.5%
  Eni SpA .............................................         Oil, Gas & Consumable Fuels           2,541,076          88,410,543
  Intesa Sanpaolo SpA .................................              Commercial Banks                 6,634,800          44,818,739
                                                                                                                     ---------------
                                                                                                                        133,229,282
                                                                                                                     ---------------
  JAPAN 4.9%
  EBARA Corp. .........................................                  Machinery                   10,827,000          31,476,261
  Konica Minolta Holdings Ltd. ........................             Office Electronics                3,733,000          53,939,478
  Mitsubishi UFJ Financial Group Inc. .................              Commercial Banks                15,315,000         139,468,521


18 | Semiannual Report

Templeton World Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                         INDUSTRY                      SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
  JAPAN (CONTINUED)
  NOK Corp. ...........................................              Auto Components                  1,441,300      $   30,454,886
  Olympus Corp. .......................................      Health Care Equipment & Supplies         1,522,000          45,419,715
  Sumitomo Mitsui Financial Group Inc. ................              Commercial Banks                     7,803          57,989,180
  Takeda Pharmaceutical Co. Ltd. ......................              Pharmaceuticals                  1,241,800          70,051,483
                                                                                                                     ---------------
                                                                                                                        428,799,524
                                                                                                                     ---------------
  NETHERLANDS 1.8%
  ING Groep NV ........................................       Diversified Financial Services          4,594,030         155,165,667
                                                                                                                     ---------------
  NORWAY 0.7%
a Telenor ASA .........................................   Diversified Telecommunication Services      3,050,480          63,166,018
                                                                                                                     ---------------
  PHILIPPINES 0.3%
  Ayala Land Inc. .....................................    Real Estate Management & Development      94,089,601          27,365,168
                                                                                                                     ---------------
  RUSSIA 0.7%
  Gazprom, ADR ........................................        Oil, Gas & Consumable Fuels            1,255,250          62,982,169
                                                                                                                     ---------------
  SINGAPORE 2.5%
a Flextronics International Ltd. ......................     Electronic Equipment & Instruments        4,259,287          43,189,170
  Parkway Holdings Ltd. ...............................      Health Care Providers & Services        15,020,000          33,054,767
  Singapore Telecommunications Ltd. ...................   Diversified Telecommunication Services     34,846,261          96,170,685
  United Overseas Bank Ltd. ...........................              Commercial Banks                 1,085,000          14,015,556
  Venture Corp. Ltd. ..................................     Electronic Equipment & Instruments        4,324,000          31,926,308
                                                                                                                     ---------------
                                                                                                                        218,356,486
                                                                                                                     ---------------
  SOUTH AFRICA 0.2%
  Massmart Holdings Ltd. ..............................          Food & Staples Retailing             2,307,600          21,205,769
                                                                                                                     ---------------
  SOUTH KOREA 3.6%
  Hana Financial Group Inc. ...........................              Commercial Banks                   972,111          43,478,688
  Kookmin Bank ........................................              Commercial Banks                 1,038,873          65,161,194
  KT Corp., ADR .......................................   Diversified Telecommunication Services      2,120,300          51,502,087
  Lotte Shopping Co. Ltd. .............................              Multiline Retail                    68,380          23,411,075
  Samsung Electronics Co. Ltd. ........................  Semiconductors & Semiconductor Equipment       229,519         136,873,053
                                                                                                                     ---------------
                                                                                                                        320,426,097
                                                                                                                     ---------------
  SPAIN 1.4%
  Telefonica SA .......................................   Diversified Telecommunication Services      4,350,130         127,051,294
                                                                                                                     ---------------
  SWEDEN 0.5%
  Telefonaktiebolaget LM Ericsson, B ..................          Communications Equipment            21,871,000          47,559,155
                                                                                                                     ---------------


                                                          Semiannual Report | 19

Templeton World Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                         INDUSTRY                      SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
  SWITZERLAND 1.1%
  Adecco SA ...........................................       Commercial Services & Supplies            100,000      $    5,273,522
  Novartis AG .........................................               Pharmaceuticals                 1,814,970          89,698,099
                                                                                                                     ---------------
                                                                                                                         94,971,621
                                                                                                                     ---------------
  TAIWAN 5.0%
  Chunghwa Telecom Co. Ltd., ADR ......................   Diversified Telecommunication Services      4,034,326          99,002,360
  Compal Electronics Inc. .............................           Computers & Peripherals            64,130,734          58,706,122
b Compal Electronics Inc., GDR, 144A ..................           Computers & Peripherals                24,120             107,334
  Lite-On Technology Corp. ............................           Computers & Peripherals            35,038,880          48,169,251
  Mega Financial Holding Co. Ltd. .....................              Commercial Banks                73,723,000          53,298,044
  Taiwan Semiconductor Manufacturing Co., Ltd. ........  Semiconductors & Semiconductor Equipment    89,277,643         177,891,083
                                                                                                                     ---------------
                                                                                                                        437,174,194
                                                                                                                     ---------------
  TURKEY 1.1%
  Turkcell Iletisim Hizmetleri AS .....................     Wireless Telecommunication Services       9,848,862          97,641,319
                                                                                                                     ---------------
  UNITED KINGDOM 15.8%
  Aviva PLC ...........................................                  Insurance                    6,771,466          82,274,666
  BAE Systems PLC .....................................             Aerospace & Defense              11,670,208         111,940,654
  BP PLC ..............................................         Oil, Gas & Consumable Fuels          17,733,917         192,390,790
  British Energy Group PLC ............................             Electric Utilities               12,843,780         144,442,918
  British Sky Broadcasting Group PLC ..................                    Media                     13,941,089         157,337,410
  Compass Group PLC ...................................        Hotels, Restaurants & Leisure          7,069,041          45,859,641
  GlaxoSmithKline PLC .................................               Pharmaceuticals                 5,540,516         121,316,192
  Kingfisher PLC ......................................              Specialty Retail                   329,310             857,817
  Old Mutual PLC ......................................                  Insurance                   37,593,855          93,595,484
  Pearson PLC .........................................                    Media                      9,736,283         128,841,087
  Royal Dutch Shell PLC, A ............................         Oil, Gas & Consumable Fuels           2,097,471          75,491,718
  Royal Dutch Shell PLC, B ............................         Oil, Gas & Consumable Fuels           3,409,293         120,646,634
  Vodafone Group PLC ..................................     Wireless Telecommunication Services      36,401,320         117,677,016
                                                                                                                     ---------------
                                                                                                                      1,392,672,027
                                                                                                                     ---------------
  UNITED STATES 36.0%
  Abbott Laboratories .................................               Pharmaceuticals                   860,100          46,058,355
  Accenture Ltd., A ...................................                 IT Services                   4,228,620         149,058,855
  American International Group Inc. ...................                  Insurance                    3,014,420         141,255,721
a Amgen Inc. ..........................................                Biotechnology                  2,200,000         100,144,000
a Aquila Inc. .........................................               Multi-Utilities                10,426,798          33,991,361
  Bristol-Myers Squibb Co. ............................               Pharmaceuticals                 2,981,970          67,422,342
a Cadence Design Systems Inc. .........................                  Software                     4,817,610          51,163,018
  Chevron Corp. .......................................         Oil, Gas & Consumable Fuels           1,684,970         146,019,500


20 | Semiannual Report

Templeton World Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                          INDUSTRY                 SHARES/UNITS           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
  UNITED STATES (CONTINUED)
a Chico's FAS Inc. ....................................               Specialty Retail                2,141,822      $   19,940,363
a Comcast Corp., A ....................................                    Media                      8,485,110         164,186,878
  Covidien Ltd. .......................................       Health Care Equipment & Supplies        1,036,130          44,336,003
a The DIRECTV Group Inc. ..............................                    Media                      2,014,130          50,453,956
a Dish Network Corp., A ...............................                    Media                        982,749          29,138,508
  E. I. du Pont de Nemours and Co. ....................                  Chemicals                    1,017,390          47,227,244
  The Gap Inc. ........................................               Specialty Retail                4,005,521          80,791,359
  General Electric Co. ................................           Industrial Conglomerates            4,130,280         136,877,479
  KKR Private Equity Investors LP .....................               Capital Markets                 6,333,380          95,000,700
  Merck & Co. Inc. ....................................               Pharmaceuticals                 1,809,240          80,149,332
  Merrill Lynch & Co. Inc. ............................               Capital Markets                 1,304,143          64,633,327
  Microsoft Corp. .....................................                   Software                    9,157,720         249,273,138
a NAVTEQ Corp. ........................................                   Software                    1,312,054          98,338,447
  News Corp., A .......................................                    Media                      9,396,020         172,980,728
a Oracle Corp. ........................................                   Software                    6,656,470         125,141,636
  Pfizer Inc. .........................................               Pharmaceuticals                 5,375,000         119,755,000
  Pitney Bowes Inc. ...................................        Commercial Services & Supplies         1,705,070          61,007,405
  Quest Diagnostics Inc. ..............................       Health Care Providers & Services          879,380          41,920,045
  R. R. Donnelley & Sons Co. ..........................        Commercial Services & Supplies         1,748,567          55,656,888
a Reliant Energy Inc. .................................              Electric Utilities               2,995,810          68,304,468
  Sprint Nextel Corp. .................................     Wireless Telecommunication Services       5,721,070          40,676,808
  TECO Energy Inc. ....................................               Multi-Utilities                 2,301,100          34,470,478
a Tellabs Inc. ........................................           Communications Equipment            5,596,210          36,823,062
  Time Warner Inc. ....................................                    Media                     10,761,270         167,983,425
  Torchmark Corp. .....................................                  Insurance                    1,557,920          93,880,259
  United Parcel Service Inc., B .......................           Air Freight & Logistics             1,721,950         120,949,768
a Viacom Inc., B ......................................                    Media                      1,942,590          77,217,952
  Willis Group Holdings Ltd. ..........................                  Insurance                    1,921,900          63,134,415
                                                                                                                     ---------------
                                                                                                                      3,175,362,255
                                                                                                                     ---------------
  TOTAL COMMON STOCKS AND OTHER EQUITY
    INTERESTS (COST $7,411,456,387) ...................                                                               8,402,722,031
                                                                                                                     ---------------
  PREFERRED STOCK (COST $4,510,569) 0.8%
  BRAZIL 0.8%
  Companhia Vale do Rio Doce, ADR, pfd., A ............               Metals & Mining                 2,526,000          74,062,320
                                                                                                                     ---------------

                                                                                                ------------------
                                                                                                PRINCIPAL AMOUNT c
                                                                                                ------------------
  FOREIGN GOVERNMENT SECURITIES 0.4%
  AUSTRALIA 0.2%
  New South Wales Treasury Corp., 8.00%,
    3/01/08 ...........................................                                              17,170,000 AUD      15,986,128
                                                                                                                     ---------------


                                                          Semiannual Report | 21

Templeton World Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT c       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  FOREIGN GOVERNMENT SECURITIES (CONTINUED)
  CANADA 0.1%
  Government of Canada, 6.00%,
    6/01/11 ...........................................                                               8,030,000 CAD  $    8,912,488
                                                                                                                     ---------------
  SWEDEN 0.1%
  Government of Sweden, 5.50%,
    10/08/12 ..........................................                                              48,680,000 SEK       8,470,071
                                                                                                                     ---------------
  TOTAL FOREIGN GOVERNMENT SECURITIES
    (COST $20,132,387) ................................                                                                  33,368,687
                                                                                                                     ---------------
  U.S. GOVERNMENT AND AGENCY SECURITIES
    (COST $19,489,834) 0.2%
  FHLMC, 5.50%, 12/01/35 ..............................                                              19,774,087          19,911,647
                                                                                                                     ---------------
  TOTAL LONG TERM INVESTMENTS
    (COST $7,455,589,177) .............................                                                               8,530,064,685
                                                                                                                     ---------------
  SHORT TERM INVESTMENTS 3.0%
  TIME DEPOSIT (COST $167,462,588) 1.9%
  IRELAND 1.9%
  Bank of Scotland, 4.04%, 3/03/08 ....................                                             110,180,000 EUR     167,253,248
                                                                                                                     ---------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 1.1%
d FFCB, 7/21/08 .......................................                                              10,000,000           9,909,970
d FHLB, 3/03/08 - 11/06/08 ............................                                              82,984,000          81,869,829
d FNMA, 5/16/08 .......................................                                               2,080,000           2,069,504
                                                                                                                     ---------------
  TOTAL U.S. GOVERNMENT AND AGENCY
    SECURITIES (COST $93,350,486) .....................                                                                  93,849,303
                                                                                                                     ---------------
  TOTAL SHORT TERM INVESTMENTS
    (COST $260,813,074) ...............................                                                                 261,102,551
                                                                                                                     ---------------
  TOTAL INVESTMENTS
    (COST $7,716,402,251) 99.7% .......................                                                               8,791,167,236
  OTHER ASSETS, LESS LIABILITIES 0.3% .................                                                                  25,697,055
                                                                                                                     ---------------
  NET ASSETS 100.0% ...................................                                                              $8,816,864,291
                                                                                                                     ===============

CURRENCY ABBREVIATIONS

AUD   -  Australian Dollar
CAD   -  Canadian Dollar
EUR   -  Euro
SEK   -  Swedish Krona


22 | Semiannual Report

Templeton World Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SELECTED PORTFOLIO ABBREVIATIONS

ADR   -  American Depository Receipt
FFCB  -  Federal Farm Credit Bank
FHLB  -  Federal Home Loan Bank
FHLMC -  Federal Home Loan Mortgage Corp.
FNMA  -  Federal National Mortgage Association
GDR   -  Global Depository Receipt

a Non-income producing for the twelve months ended February 29, 2008.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At February 29, 2008, the value of this security was $107,334, representing less than 0.01% of net assets.

c The principal amount is stated in U.S. dollars unless otherwise indicated.

d The security is traded on a discount basis with no stated coupon rate.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 23

Templeton World Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2008 (unaudited)

Assets:
   Investments in securities:
      Cost .....................................................................   $ 7,716,402,251
                                                                                   ================
      Value ....................................................................   $ 8,791,167,236
   Cash ........................................................................               918
   Foreign currency, at value (cost $14,343,400) ...............................        14,341,633
   Receivables:
      Investment securities sold ...............................................            97,977
      Capital shares sold ......................................................         3,796,944
      Dividends and interest ...................................................        25,493,468
                                                                                   ----------------
         Total assets ..........................................................     8,834,898,176
                                                                                   ----------------
Liabilities:
   Payables:
      Capital shares redeemed ..................................................         8,504,691
      Affiliates ...............................................................         8,637,994
   Accrued expenses and other liabilities ......................................           891,200
                                                                                   ----------------
         Total liabilities .....................................................        18,033,885
                                                                                   ----------------
            Net assets, at value ...............................................   $ 8,816,864,291
                                                                                   ================
Net assets consist of:
   Paid-in capital .............................................................   $ 7,345,316,938
   Distributions in excess of net investment income ............................          (414,967)
   Net unrealized appreciation (depreciation) ..................................     1,074,778,432
   Accumulated net realized gain (loss) ........................................       397,183,888
                                                                                   ----------------
            Net assets, at value ...............................................   $ 8,816,864,291
                                                                                   ================
CLASS A:
   Net assets, at value ........................................................   $ 8,191,756,524
                                                                                   ================
   Shares outstanding ..........................................................       484,882,156
                                                                                   ================
   Net asset value per share a .................................................   $         16.89
                                                                                   ================
   Maximum offering price per share (net asset value per share / 94.25%) .......   $         17.92
                                                                                   ================
CLASS B:
   Net assets, at value ........................................................   $    43,691,668
                                                                                   ================
   Shares outstanding ..........................................................         2,625,281
                                                                                   ================
   Net asset value and maximum offering price per share a ......................   $         16.64
                                                                                   ================
CLASS C:
   Net assets, at value ........................................................   $   396,212,405
                                                                                   ================
   Shares outstanding ..........................................................        24,195,898
                                                                                   ================
   Net asset value and maximum offering price per share a ......................   $         16.38
                                                                                   ================
ADVISOR CLASS:
   Net assets, at value ........................................................   $   185,203,694
                                                                                   ================
   Shares outstanding ..........................................................        10,965,720
                                                                                   ================
   Net asset value and maximum offering price per share a ......................   $         16.89
                                                                                   ================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


24 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton World Fund

STATEMENT OF OPERATIONS
for the period ended February 29, 2008 (unaudited)

Investment income:
   Dividends (net of foreign taxes of $3,611,918) ...............................   $    82,227,206
   Interest .....................................................................        15,008,307
                                                                                    ----------------
         Total investment income ................................................        97,235,513
                                                                                    ----------------
Expenses:
   Management fees (Note 3a) ....................................................        29,629,959
   Administrative fees (Note 3b) ................................................         3,768,362
   Distribution fees: (Note 3c)
      Class A ...................................................................        10,634,495
      Class B ...................................................................           265,347
      Class C ...................................................................         2,180,325
   Transfer agent fees (Note 3e) ................................................         4,209,124
   Custodian fees (Note 4) ......................................................         1,206,155
   Reports to shareholders ......................................................           303,887
   Registration and filing fees .................................................           164,801
   Professional fees ............................................................            73,708
   Trustees' fees and expenses ..................................................           129,036
   Other ........................................................................            64,099
                                                                                    ----------------
         Total expenses .........................................................        52,629,298
                                                                                    ----------------
         Expense reductions (Note 4) ............................................           (17,926)
                                                                                    ----------------
            Net expenses ........................................................        52,611,372
                                                                                    ----------------
               Net investment income ............................................        44,624,141
                                                                                    ----------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments ...............................................................       419,530,073
      Foreign currency transactions .............................................        14,932,183
                                                                                    ----------------
               Net realized gain (loss) .........................................       434,462,256
                                                                                    ----------------
   Net change in unrealized appreciation (depreciation) on:
      Investments ...............................................................    (1,081,113,464)
      Translation of assets and liabilities denominated in foreign currencies ...           (21,526)
                                                                                    ----------------
   Net change in unrealized appreciation (depreciation) .........................    (1,081,134,990)
                                                                                    ----------------
Net realized and unrealized gain (loss) .........................................      (646,672,734)
                                                                                    ----------------
Net increase (decrease) in net assets resulting from operations .................   $  (602,048,593)
                                                                                    ================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 25

Templeton World Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               ------------------------------------
                                                                                               SIX MONTHS ENDED
                                                                                               FEBRUARY 29, 2008     YEAR ENDED
                                                                                                  (UNAUDITED)      AUGUST 31, 2007
                                                                                               ------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ................................................................   $      44,624,141   $   124,671,889
      Net realized gain (loss) from investments and foreign currency transactions ..........         434,462,256     1,111,804,437
      Net change in unrealized appreciation (depreciation) on investments and translation of assets, liabilities denominated in foreign currencies,
         and deferred taxes ................................................................      (1,081,134,990)      103,610,902
                                                                                               ------------------------------------
            Net increase (decrease) in net assets resulting from operations ................        (602,048,593)    1,340,087,228
                                                                                               ------------------------------------
   Distributions to shareholders from:
      Net investment income:
         Class A ...........................................................................        (149,318,025)     (152,050,487)
         Class B ...........................................................................            (429,658)         (456,077)
         Class C ...........................................................................          (4,092,364)       (3,266,802)
         Advisor Class .....................................................................          (3,659,274)       (2,267,132)
      Net realized gains:
         Class A ...........................................................................        (883,467,763)     (709,186,552)
         Class B ...........................................................................          (5,496,018)       (5,376,342)
         Class C ...........................................................................         (44,374,545)      (34,907,854)
         Advisor Class .....................................................................         (18,588,982)       (9,384,023)
                                                                                               ------------------------------------
   Total distributions to shareholders .....................................................      (1,109,426,629)     (916,895,269)
                                                                                               ------------------------------------
   Capital share transactions: (Note 2)
         Class A ...........................................................................         629,077,879       131,798,058
         Class B ...........................................................................          (5,602,750)       (9,202,478)
         Class C ...........................................................................          27,423,273        20,451,808
         Advisor Class .....................................................................          26,704,973       153,847,960
                                                                                               ------------------------------------
   Total capital share transactions ........................................................         677,603,375       296,895,348
                                                                                               ------------------------------------
   Redemption fees .........................................................................              12,367            16,215
                                                                                               ------------------------------------
            Net increase (decrease) in net assets ..........................................      (1,033,859,480)      720,103,522
Net assets:
   Beginning of period .....................................................................       9,850,723,771     9,130,620,249
                                                                                               ------------------------------------
   End of period ...........................................................................   $   8,816,864,291   $ 9,850,723,771
                                                                                               ====================================
Undistributed net investment income (distributions in excess of net investment income)
   included in net assets:
   End of period ...........................................................................   $        (414,967)  $   112,460,213
                                                                                               ====================================


26 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton World Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two separate funds. The Templeton World Fund (Fund) included in this report is a diversified series of the Trust. The financial statements of the remaining fund in the Trust are presented separately. The Fund offers four classes of shares:
Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Time deposits are valued at cost.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.


                                                          Semiannual Report | 27

Templeton World Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


28 | Semiannual Report

Templeton World Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because it is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                                                          Semiannual Report | 29

Templeton World Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the funds and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


30 | Semiannual Report

Templeton World Fund

2. CAPITAL STOCK

At February 29, 2008, there were an unlimited number of shares of the Trust authorized (without par value). Transactions in the Fund's shares were as follows:

                                           --------------------------------------------------------------
                                                  SIX MONTHS ENDED                  YEAR ENDED
                                                 FEBRUARY 29, 2008               AUGUST 31, 2007
                                           --------------------------------------------------------------
                                              SHARES         AMOUNT          SHARES          AMOUNT
                                           --------------------------------------------------------------
CLASS A SHARES:
   Shares sold .........................    19,584,694   $  371,419,818    38,488,868   $    762,937,133
   Shares issued in reinvestment of
     distributions .....................    48,796,260      928,986,345    41,168,677        778,285,522
   Shares redeemed .....................   (35,844,830)    (671,328,284)  (70,705,439)    (1,409,424,597)
                                           --------------------------------------------------------------
   Net increase (decrease) .............    32,536,124   $  629,077,879     8,952,106   $    131,798,058
                                           ==============================================================
CLASS B SHARES:
   Shares sold .........................        76,815   $    1,439,398       132,047   $      2,551,771
   Shares issued in reinvestment of
     distributions .....................       272,092        5,106,482       271,889          5,069,214
   Shares redeemed .....................      (655,076)     (12,148,630)     (846,848)       (16,823,463)
                                           --------------------------------------------------------------
   Net increase (decrease) .............      (306,169)  $   (5,602,750)     (442,912)  $     (9,202,478)
                                           ==============================================================
CLASS C SHARES:
   Shares sold .........................     1,230,375   $   22,654,710     2,846,546   $     54,728,876
   Shares issued in reinvestment of
     distributions .....................     2,240,106       41,365,754     1,781,137         32,775,527
   Shares redeemed .....................    (2,023,759)     (36,597,191)   (3,462,327)       (67,052,595)
                                           --------------------------------------------------------------
   Net increase (decrease) .............     1,446,722   $   27,423,273     1,165,356   $     20,451,808
                                           ==============================================================
ADVISOR CLASS SHARES:
   Shares sold .........................     1,447,932   $   27,496,981     9,029,213   $    175,624,479
   Shares issued in reinvestment of
     distributions .....................       706,799       13,446,120       238,492          4,537,616
   Shares redeemed .....................      (747,131)     (14,238,128)   (1,342,643)       (26,314,135)
                                           --------------------------------------------------------------
   Net increase (decrease) .............     1,407,600   $   26,704,973     7,925,062   $    153,847,960
                                           ==============================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

------------------------------------------------------------------------------------------
SUBSIDIARY                                                        AFFILIATION
------------------------------------------------------------------------------------------
Templeton Global Advisors Limited (TGAL)                          Investment manager
Franklin Templeton Services, LLC (FT Services)                    Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)              Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)     Transfer agent


                                                          Semiannual Report | 31

Templeton World Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE        NET ASSETS
--------------------------------------------------------------------------------
      0.630%               Up to and including $1 billion
      0.615%               Over $1 billion, up to and including $5 billion
      0.600%               Over $5 billion, up to and including $10 billion
      0.580%               Over $10 billion, up to and including $15 billion
      0.560%               Over $15 billion, up to and including $20 billion
      0.540%               In excess of $20 billion

B. ADMINISTRATIVE FEES

The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's average aggregate daily net assets as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE        NET ASSETS
--------------------------------------------------------------------------------
      0.150%               Up to and including $200 million
      0.135%               Over $200 million, up to and including $700 million
      0.100%               Over $700 million, up to and including $1.2 billion
      0.075%               In excess of $1.2 billion

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ...........................................................   0.25%
Class B ...........................................................   1.00%
Class C ...........................................................   1.00%


32 | Semiannual Report

Templeton World Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to
  unaffiliated broker/dealers ..................................   $293,459
Contingent deferred sales charges retained .....................   $ 52,986

E. TRANSFER AGENT FEES

For the period ended February 29, 2008, the Fund paid transfer agent fees of $4,209,124, of which $2,456,121 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 29, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At February 29, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments . ....................................   $7,729,506,639
                                                             ===============

Unrealized appreciation ..................................   $1,652,833,520
Unrealized depreciation ..................................     (591,172,923)
                                                             ---------------
Net unrealized appreciation (depreciation) ...............   $1,061,660,597
                                                             ===============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, pass-through entity income, and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, pass-through entity income, and bond discounts and premiums.


                                                          Semiannual Report | 33

Templeton World Fund

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 29, 2008, aggregated $1,603,142,601 and $1,388,675,643, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REORGANIZATION TO A DELAWARE STATUTORY TRUST

On April 11, 2007, the Board and shareholders approved an Agreement and Plan of Reorganization (Agreement) whereby the investment company would be reorganized and its domicile changed from a Maryland corporation to a Delaware statutory trust. In connection with these changes, the Trust's name was also changed to Templeton Funds, formerly known as the Templeton Funds, Inc. The reorganization became effective on February 1, 2008.

9. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (SEC), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (marketing support), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the Company), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.


34 | Semiannual Report

Templeton World Fund

9. REGULATORY AND LITIGATION MATTERS (CONTINUED)

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

10. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (FIN 48), on February 29, 2008. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has reviewed the tax positions for each of the three open tax years as of August 31, 2007 and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                          Semiannual Report | 35

Templeton World Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


36 | Semiannual Report

GOF P-5                  SUPPLEMENT DATED MARCH 1, 2008
                      TO THE CURRENTLY EFFECTIVE PROSPECTUS
                           OF EACH OF THE LISTED FUNDS

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

FRANKLIN CALIFORNIA TAX-FREE TRUST

Franklin California Insured Tax-Free
  Income Fund
Franklin California Intermediate-Term
  Tax-Free Income Fund
Franklin California Limited-Term Tax-Free
  Income Fund
Franklin California Tax-Exempt Money Fund

FRANKLIN CAPITAL GROWTH FUND

FRANKLIN CUSTODIAN FUNDS

Franklin DynaTech Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FRANKLIN GLOBAL TRUST

Franklin Global Real Estate Fund

FRANKLIN GOLD AND PRECIOUS METALS FUND

FRANKLIN HIGH INCOME TRUST

Franklin High Income Fund

FRANKLIN INVESTORS SECURITIES TRUST

Franklin Adjustable U.S. Government
  Securities Fund
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Limited Maturity U.S. Government
  Securities Fund
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Total Return Fund

FRANKLIN MANAGED TRUST

Franklin Rising Dividends Fund

FRANKLIN MUNICIPAL SECURITIES TRUST

Franklin California High Yield Municipal Fund
Franklin Tennessee Municipal Bond Fund

FRANKLIN MUTUAL SERIES FUND INC.

Mutual Beacon Fund
Mutual Discovery Fund
Mutual European Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FRANKLIN NEW YORK TAX-FREE TRUST

Franklin New York Insured Tax-Free
  Income Fund
Franklin New York Intermediate-Term
  Tax-Free Income Fund
Franklin New York Limited-Term Tax-Free
  Income Fund
Franklin New York Tax-Exempt Money Fund

FRANKLIN REAL ESTATE SECURITIES TRUST

Franklin Real Estate Securities Fund

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

FRANKLIN STRATEGIC SERIES

Franklin Biotechnology Discovery Fund
Franklin Flex Cap Growth Fund
Franklin Focused Core Equity Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Growth Opportunities Fund
Franklin Natural Resources Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund
Franklin Strategic Income Fund
Franklin Technology Fund

FRANKLIN TAX-FREE TRUST

Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Double Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free
  Income Fund
Franklin Federal Limited-Term Tax-Free
  Income Fund
Franklin Florida Insured Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Insured Tax-Free
  Income Fund
Franklin Michigan Insured Tax-Free
  Income Fund
Franklin Minnesota Insured Tax-Free
  Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Insured Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

Franklin Templeton 2015 Retirement
  Target Fund
Franklin Templeton 2025 Retirement
  Target Fund
Franklin Templeton 2035 Retirement
  Target Fund
Franklin Templeton 2045 Retirement
  Target Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds
  Allocation Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Perspectives
  Allocation Fund

FRANKLIN TEMPLETON GLOBAL TRUST

Franklin Templeton Hard Currency Fund

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Franklin India Growth Fund
Templeton Foreign Smaller Companies Fund
Templeton Global Long-Short Fund

FRANKLIN VALUE INVESTORS TRUST

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund
Franklin MidCap Value Fund
Franklin Small Cap Value Fund

TEMPLETON CHINA WORLD FUND

TEMPLETON DEVELOPING MARKETS TRUST

TEMPLETON FUNDS

Templeton Foreign Fund
Templeton World Fund

TEMPLETON GLOBAL INVESTMENT TRUST

Templeton BRIC Fund
Templeton Emerging Markets Small
  Cap Fund
Templeton Income Fund

TEMPLETON GLOBAL OPPORTUNITIES TRUST

TEMPLETON GLOBAL SMALLER COMPANIES FUND

TEMPLETON GROWTH FUND, INC.

TEMPLETON INCOME TRUST

Templeton Global Bond Fund
Templeton International Bond Fund

The prospectus is revised as follows:

1. Effective October 1, 2008, for all funds that are offered with an initial sales charge, the cumulative quantity discount and letter of intent portion of the "Sales Charge Reductions and Waivers" section is amended to read:

   1. CUMULATIVE QUANTITY DISCOUNT - lets you combine certain existing holdings of Franklin Templeton fund shares - referred to as "cumulative quantity discount eligible shares" - with your current purchase of Class A shares to determine if you qualify for a sales charge breakpoint.

   Cumulative quantity discount eligible shares are Franklin Templeton Fund shares registered to (or held by a financial intermediary for):

   o  You, individually;

   o Your spouse or domestic partner, as recognized by applicable state law, and your children under the age of 21 (each a "Family Member");

                                               Not part of the semiannual report

   o  You jointly with one or more Family Members;

   o You jointly with another person(s) who is(are) not Family Members if that other person has not included the value of the shares as cumulative quantity discount eligible shares for purposes of that person's separate investments in Franklin Templeton fund shares;

   o A trustee/custodian of a Coverdell Education Savings account for which you or a Family Member is the identified responsible person;

   o A trustee/custodian of an IRA (which includes a Roth IRA and an employer sponsored IRA such as a SIMPLE IRA) or your non-ERISA covered 403(b), if the shares are registered/recorded under yours or a Family Member's Social Security number

   o A 529 college savings plan over which you or a Family Member has investment discretion and control;

   o Any entity over which you or a Family Member has (have) individual or shared authority, as principal, has investment discretion and control (for example, an UGMA/UTMA account for a child on which you or a Family Member is the custodian, a trust on which you or a Family Member is the trustee, a business account [not to include retirement plans] for your solely owned business [or the solely owned business of a Family Member] on which you or a Family Member is the authorized signer);

   o  A trust established by you or a Family Member as grantor.

   Franklin Templeton fund shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement plan such as a 401(k) plan (see definition below) do not qualify for a cumulative quantity discount.

   If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint (for example, shares held in a different broker-dealer's brokerage account or with a bank or an investment advisor), it is your responsibility to specifically identify those shares to your financial adviser at the time of your purchase (including at the time of any future purchase). If you have not designated a financial adviser associated with your Franklin Templeton Fund shares, it is your responsibility to specifically identify any cumulative quantity discount eligible shares to the Fund's transfer agent at the time of any purchase.

   If there are cumulative quantity discount eligible shares that would qualify for combining with your current purchase and you do not tell your financial adviser or the Franklin Templeton Funds' transfer agent at the time of any purchase, you may not receive the benefit of a reduced sales charge that might otherwise be available since your financial adviser and the Fund generally will not have that information.

   The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their highest current public offering price. It is your responsibility to retain any records necessary to substantiate historical share costs because neither your current financial adviser nor the Franklin Templeton Funds may have or maintain this information.

   An "Employer Sponsored Retirement Plan" is a Qualified Retirement Plan, ERISA covered 403(b) and certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs. A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

   2. LETTER OF INTENT (LOI) - expresses your intent to buy a stated dollar amount of "cumulative quantity discount eligible shares" (as defined in the "Cumulative Quantity Discount" section above) over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your LOI to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI. It is your responsibility to tell your financial adviser when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. If you have not designated a financial adviser associated with your Franklin Templeton Fund shares, it is your responsibility to tell the Funds' transfer agent when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. Please refer to the Statement of Additional Information for more LOI details.

   To sign up for these programs, complete the appropriate section of your account application.

2. Effective October 1, 2008, the second sentence of the section "Investments of $1 Million or More" is amended as follows:

   However, there is a 1% Contingent Deferred Sales Charge ("CDSC") for funds that have a maximum initial sales charge of 5.75%; for all other funds, the maximum CDSC will be 0.75%. The CDSC is assessed on any shares you redeem within 18 months of purchase.

3. The "Qualified Investors - Advisor Class" (and "Qualified Investors - Class Z" for Mutual Series funds) section is revised to include the following category of investor:

   o Unaffiliated U.S. registered mutual funds, including those that operate as "fund of funds." Minimum initial investment: $1 million in Advisor Class or Class Z shares of any Franklin Templeton fund.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

   Not part of the semiannual report

                       This page intentionally left blank.

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Franklin India Growth Fund
Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Growth Opportunities Fund 2
Franklin Small Cap Growth Fund 3
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Focused Core Equity Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 5
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 5
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund
Templeton Income Fund
Templeton International Bond Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

2. Effective 11/1/07, Franklin Aggressive Growth Fund changed its name to Franklin Growth Opportunities Fund. The fund's investment goal and strategy remained the same.

3. Effective 3/31/08, Franklin Small Cap Growth Fund II changed its name to Franklin Small Cap Growth Fund. The fund's investment goal and strategy remained the same.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


04/08                                          Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
    INVESTMENTS                 San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON WORLD FUND

INVESTMENT MANAGER
Templeton Global Advisors Limited

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


102 S2008 04/08


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                     FEBRUARY 29, 2008
--------------------------------------------------------------------------------
                                                 A series of Templeton Funds

--------------------------------------------------------------------------------
      SEMIANNUAL REPORT AND SHAREHOLDER LETTER         INTERNATIONAL
--------------------------------------------------------------------------------

                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
             TEMPLETON FOREIGN FUND
                                                       Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]


Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Templeton Foreign Fund ....................................................    3

Performance Summary .......................................................    9

Your Fund's Expenses ......................................................   12

Financial Highlights and Statement of Investments .........................   14

Financial Statements ......................................................   25

Notes to Financial Statements .............................................   29

Shareholder Information ...................................................   39

--------------------------------------------------------------------------------


Semiannual Report

Templeton Foreign Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Foreign Fund seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in equity securities of companies located outside the U.S., including emerging markets.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 2/29/08

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Europe .................................................................   53.2%
Asia ...................................................................   36.9%
North America ..........................................................    3.7%
Middle East & Africa ...................................................    2.1%
Latin America ..........................................................    2.0%
Short-Term Investments & Other Net Assets ..............................    2.1%

--------------------------------------------------------------------------------

This semiannual report for Templeton Foreign Fund covers the period ended February 29, 2008.

PERFORMANCE OVERVIEW

For the six months under review, Templeton Foreign Fund - Class A had a -1.31% cumulative total return. The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index, which had a -4.61% total return for the same period. 1 In line with our long-term investment strategy, we are pleased with our long-term results, as shown in the Performance Summary beginning on page 9.

1. Source: Standard & Poor's Micropal. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. As of 2/29/08, the Fund's Class A 10-year average annual total return not including the maximum sales charge was +8.16%, compared with the +6.99% 10-year average annual total return of the MSCI EAFE Index. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 19.


                                                           Semiannual Report | 3

TOP 10 COUNTRIES
Based on Equity Securities
2/29/08

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
U.K.                                                                      22.0%
--------------------------------------------------------------------------------
Japan                                                                      8.7%
--------------------------------------------------------------------------------
Taiwan                                                                     8.1%
--------------------------------------------------------------------------------
South Korea                                                                6.9%
--------------------------------------------------------------------------------
France                                                                     6.8%
--------------------------------------------------------------------------------
Germany                                                                    6.2%
--------------------------------------------------------------------------------
Italy                                                                      4.1%
--------------------------------------------------------------------------------
Hong Kong                                                                  3.9%
--------------------------------------------------------------------------------
India                                                                      3.8%
--------------------------------------------------------------------------------
Switzerland                                                                3.7%
--------------------------------------------------------------------------------

For the 10-year period ended February 29, 2008, Templeton Foreign Fund - Class A delivered a +119.10% cumulative total return, compared with the MSCI EAFE Index's +96.52% cumulative total return for the same period. 1 Please note that index performance information is provided for reference and that we do not attempt to track the index, but rather undertake investments on the basis of fundamental research. You can find more performance data in the Performance Summary.

ECONOMIC AND MARKET OVERVIEW

The U.S. economy experienced significantly slower gross domestic product (GDP) growth in the fourth quarter of 2007 as housing prices declined, consumer demand softened, and a credit crisis originally related to U.S. subprime loan losses spread globally. In capital markets, investors quickly began broad reassessment of risk in the stock, bond and credit markets. Some economists speculated whether the U.S. would enter a recession while others believed one was already under way. Many agreed, however, that the slowing U.S. economy -- which is the world's largest and accounts for roughly 30% of global GDP -- could have a meaningfully negative impact on growth prospects around the world. Nevertheless, growth remained robust in certain areas, particularly in Asia ex-Japan, where China's demand for commodities continued to have significant impact on commodity prices and related equities.

In the six months under review, prices for oil and agricultural and industrial commodities, as well as precious metals like platinum, silver and gold, increased significantly and contributed to global inflationary pressures. While inflation remained a major concern within the eurozone, the U.S. focused on reigniting its economy through fiscal and monetary policies. Despite possible inflationary pressure from lower interest rates, the Federal Reserve Board (Fed) reduced its federal funds target rate from 5.25% to 3.00% during the period. The Fed's interest rate reductions pressured the U.S. dollar as other countries' central banks generally left rates unchanged, and the dollar's value declined against most of the world's currencies. The U.S. dollar's weakness was another reason for higher commodity prices, as most of these prices are set in U.S. dollars.

Against this challenging economic backdrop, global equity markets were volatile, and the MSCI EAFE Index declined 4.61% for the six-month period even though the weaker dollar aided returns. 2 Despite negative economic data and an outlook for decelerating corporate earnings and profit margins globally, many companies' balance sheets remained relatively strong. Although many financial institutions were hurt by their subprime loan exposure, abundant

2. Source: Standard & Poor's Micropal. See footnote 1 for a description of the MSCI EAFE Index.


4 | Semiannual Report
global liquidity sources such as sovereign wealth funds offered some relief with quick recapitalizations during the period.

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look internationally, we consider specific companies, rather than sectors or countries, while doing in-depth research to construct a bargain list from which we buy. Before we make a purchase, we look at the company's price/cash flow ratio, price/earnings ratio, profit margins and liquidation value.

MANAGER'S DISCUSSION

From a geographic perspective, Fund performance relative to the benchmark MSCI EAFE Index benefited largely from our investment decisions in Asia. In particular, our allocation to India, which is not in the index, overweighting in Hong Kong, and underweighting and stock selection in Japan were key contributors. On the other hand, our stock selection in Europe, especially in Germany, Switzerland and the U.K., hindered relative performance.

From a sector perspective, Fund holdings in telecommunication services, energy and industrials were top contributors to performance relative to the MSCI EAFE Index during the reporting period. 3

In the telecommunication services sector, stock selection and an overweighted allocation helped relative Fund performance. Sector holdings that performed well included Taiwan's largest telecommunications operator Chunghwa Telecom, China's leading telecommunication services provider China Telecom and Russia's largest wireless carrier Mobile TeleSystems.

In the energy sector, stock selection and an overweighted allocation also contributed to relative Fund performance. Non-index holdings Reliance Industries and China Shenhua Energy were among the Fund's top individual contributors during the period. Reliance Industries, India's largest private sector company, is a global conglomerate with businesses in oil and gas, petrochemicals, textiles and retail. The company has averaged more than 22% annual earnings growth over the past five years and profited from India's vibrant economic growth. Similarly, China Shenhua Energy, the country's largest coal-based energy

TOP 10 INDUSTRIES
Based on Equity Securities
2/29/08

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
Commercial Banks                                                          13.6%
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                               12.0%
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                     9.7%
--------------------------------------------------------------------------------
Pharmaceuticals                                                            7.2%
--------------------------------------------------------------------------------
Media                                                                      6.2%
--------------------------------------------------------------------------------
Semiconductors & Semiconductor
  Equipment                                                                5.9%
--------------------------------------------------------------------------------
Capital Markets                                                            4.8%
--------------------------------------------------------------------------------
Industrial Conglomerates                                                   3.3%
--------------------------------------------------------------------------------
Wireless Telecommunication Services                                        3.3%
--------------------------------------------------------------------------------
Insurance                                                                  2.9%
--------------------------------------------------------------------------------

3. The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI. The energy sector comprises oil, gas and consumable fuels in the SOI. The industrials sector comprises aerospace and defense, air freight and logistics, airlines, building products, commercial services and supplies, electrical equipment, industrial conglomerates, machinery, and road and rail in the SOI.


                                                           Semiannual Report | 5

TOP 10 EQUITY HOLDINGS
2/29/08

--------------------------------------------------------------------------------
COMPANY                                                              % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                             NET ASSETS
--------------------------------------------------------------------------------
Royal Dutch Shell PLC, A & B                                               2.8%
   OIL, GAS & CONSUMABLE FUELS, U.K.
--------------------------------------------------------------------------------
Sanofi-Aventis                                                             2.6%
   PHARMACEUTICALS, FRANCE
--------------------------------------------------------------------------------
ING Groep NV                                                               2.6%
   DIVERSIFIED FINANCIAL SERVICES,
   NETHERLANDS
--------------------------------------------------------------------------------
BP PLC                                                                     2.6%
   OIL, GAS & CONSUMABLE FUELS, U.K.
--------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                               2.5%
   SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT, SOUTH KOREA
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.                                2.4%
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT, TAIWAN
--------------------------------------------------------------------------------
British Sky Broadcasting Group PLC                                         2.2%
   MEDIA, U.K.
--------------------------------------------------------------------------------
Siemens AG                                                                 2.1%
   INDUSTRIAL CONGLOMERATES, GERMANY
--------------------------------------------------------------------------------
Eni SpA                                                                    2.1%
   OIL, GAS & CONSUMABLE FUELS, ITALY
--------------------------------------------------------------------------------
Telefonica SA                                                              2.1%
   DIVERSIFIED TELECOMMUNICATION
   SERVICES, SPAIN
--------------------------------------------------------------------------------

provider, should continue to benefit from the energy demands associated with Chinese economic development.

In the industrials sector, stock selection drove relative outperformance, and notable contributors included Vestas Wind Systems and MTR. Vestas Wind Systems, Denmark's wind turbine manufacturer, benefited from increased demand for renewable energy, which boosted order backlogs and expanded margins in a company that continues to aggressively pursue market share. Shares of MTR, well-positioned as the dominant commuter railway provider in busy Hong Kong, rose over the period, largely due to the strength of the company's underlying property holdings. We sold most of the Fund's MTR shares by period-end.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended February 29, 2008, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund's performance was positively affected by the portfolio's investment predominantly in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

By contrast, the materials, information technology and consumer staples sectors weighed on relative Fund performance for the period under review. 4

An underweighted allocation to the materials sector, particularly in metals and mining stocks, hurt relative performance. Switzerland's Ciba Specialty Chemicals was a significant detractor in the chemicals industry, as rising raw materials and energy costs pressured the stock.

An overweighted position in the underperforming information technology sector dampened Fund performance. German semiconductor company Infineon Technologies, major Taiwanese notebook computer manufacturer Compal Electronics, and the U.K.'s electronic and electrical parts seller Electrocomponents, all lost value during the period. Infineon, Europe's second-largest semiconductor manufacturer, had the most severe downturn of the three as pricing pressures in its memory business eroded profitability. Nonetheless, we believe ongoing

4. The materials sector comprises chemicals, metals and mining, and paper and forest products in the SOI. The information technology sector comprises communications equipment, computers and peripherals, electronic equipment and instruments, office electronics, semiconductors and semiconductor equipment, and software in the SOI. The consumer staples sector comprises food and staples retailing, and food products in the SOI.


6 | Semiannual Report
restructuring initiatives introduced under new management in 2004 still appear value-accretive to patient, long-term investors.

In the consumer staples sector, stock selection and an underweighted allocation negatively impacted performance. Within the sector, the Fund's lack of exposure to tobacco stocks hurt results. In addition, Swiss food conglomerate Nestle detracted from the Fund's relative returns due to our modest position in this outperforming stock.

Thank you for your continued participation in Templeton Foreign Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]           /s/ Tucker Scott

                          Tucker Scott, CFA

[PHOTO OMITTED]           /s/ Cynthia L. Sweeting

                          Cynthia L. Sweeting, CFA

[PHOTO OMITTED]           /s/ Lisa F. Myers

                          Lisa F. Myers, J.D., CFA

                          Portfolio Management Team
                          Templeton Foreign Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 29, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 7

--------------------------------------------------------------------------------
LISA F. MYERS has been portfolio manager of Templeton Foreign Fund since 2003. Ms. Myers also manages other Templeton retail funds and institutional separate accounts with international and global mandates. She is the coordinator of the global consumer team and has direct research responsibility for the global retail and textile and apparel industries.

Prior to joining Templeton in 1996, Ms. Myers practiced law with Wilkie, Farr & Gallagher in New York City, where she specialized in corporate/real estate law and was involved in initial public offerings, acquisitions, and loan initiation and restructuring, among other securities-related transactions.

Ms. Myers earned her B.A. from the University of Pennsylvania and her J.D. from Georgetown University, where she also taught legal research and writing. Ms. Myers is a Chartered Financial Analyst (CFA) Charterholder and is a member of the CFA Institute.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CYNTHIA L. SWEETING assumed portfolio manager responsibilities for Templeton Foreign Fund in December 2007. She is also president of Templeton Global Advisors Limited and director of portfolio management for the Templeton Global Equity Group and has portfolio management responsibility for other retail funds and institutional separate account relationships with global and international mandates.

Ms. Sweeting has 25 years of experience in the investment industry. She joined Franklin Templeton Investments in Templeton's Nassau office in 1997, and most recently served as director of research for the Templeton Global Equity Group, before assuming her current responsibilities.

Prior to joining Templeton, she was the senior vice president of investments with McDermott International Investments Co., Inc., in Nassau. At McDermott, she was responsible for the investment department, which encompassed portfolio management and pension administration.

Ms. Sweeting graduated summa cum laude from Georgetown University, where she earned her B.S. in business administration with a concentration in finance. She has served as vice president of the board of directors of the International Society of Financial Analysts (ISFA), which has now merged with the CFA Institute. She was a founding member and past president of the Bahamas Chapter of ISFA. Ms. Sweeting is a Chartered Financial Analyst (CFA) Charterholder.
--------------------------------------------------------------------------------


8 | Semiannual Report

Performance Summary as of 2/29/08

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------
CLASS A   (SYMBOL: TEMFX)                                  CHANGE           2/29/08        8/31/07
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      -$3.32            $11.28         $14.60
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/07-2/29/08)
---------------------------------------------------------------------------------------------------
Dividend Income                            $0.2371
---------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.2464
---------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $2.9343
---------------------------------------------------------------------------------------------------
      TOTAL                                $3.4178
---------------------------------------------------------------------------------------------------
CLASS B   (SYMBOL: TFRBX)                                  CHANGE           2/29/08        8/31/07
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      -$3.25            $11.04         $14.29
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/07-2/29/08)
---------------------------------------------------------------------------------------------------
Dividend Income                            $0.1291
---------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.2464
---------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $2.9343
---------------------------------------------------------------------------------------------------
      TOTAL                                $3.3098
---------------------------------------------------------------------------------------------------
CLASS C   (SYMBOL: TEFTX)                                  CHANGE           2/29/08        8/31/07
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      -$3.27            $11.06         $14.33
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/07-2/29/08)
---------------------------------------------------------------------------------------------------
Dividend Income                            $0.1354
---------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.2464
---------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $2.9343
---------------------------------------------------------------------------------------------------
      TOTAL                                $3.3161
---------------------------------------------------------------------------------------------------
CLASS R   (SYMBOL: TEFRX)                                  CHANGE           2/29/08        8/31/07
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      -$3.29            $11.17         $14.46
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/07-2/29/08)
---------------------------------------------------------------------------------------------------
Dividend Income                            $0.2041
---------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.2464
---------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $2.9343
---------------------------------------------------------------------------------------------------
      TOTAL                                $3.3848
---------------------------------------------------------------------------------------------------
ADVISOR CLASS   (SYMBOL: TFFAX)                            CHANGE           2/29/08        8/31/07
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      -$3.34            $11.23         $14.57
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/07-2/29/08)
---------------------------------------------------------------------------------------------------
Dividend Income                            $0.2777
---------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.2464
---------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $2.9343
---------------------------------------------------------------------------------------------------
      TOTAL                                $3.4584
---------------------------------------------------------------------------------------------------


                                                           Semiannual Report | 9

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------------------------------
CLASS A                                    6-MONTH           1-YEAR           5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                    -1.31%           +5.48%         +129.06%         +119.10%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                -6.98%           -0.56%          +16.64%           +7.52%
------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3               $9,302          $ 9,944         $ 21,585         $ 20,654
------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/08) 4                            -5.04%          +16.92%           +6.75%
------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5                 1.16%
------------------------------------------------------------------------------------------------------------
CLASS B                                    6-MONTH           1-YEAR           5-YEAR     INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                    -1.58%           +4.72%         +120.78%         +129.66%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                -4.67%           +1.43%          +16.95%           +9.50%
------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3               $9,533          $10,143         $ 21,878         $ 22,966
------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/08) 4                            -3.15%          +17.21%           +9.09%
------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5                 1.91%
------------------------------------------------------------------------------------------------------------
CLASS C                                    6-MONTH           1-YEAR           5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                    -1.69%           +4.74%         +120.66%         +103.43%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                -2.46%           +3.92%          +17.15%           +7.36%
------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3               $9,754          $10,392         $ 22,066         $ 20,343
------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/08) 4                            -0.74%          +17.43%           +6.58%
------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5                 1.90%
------------------------------------------------------------------------------------------------------------
CLASS R                                    6-MONTH           1-YEAR           5-YEAR     INCEPTION (1/1/02)
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                    -1.33%           +5.30%         +126.37%          +93.51%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                -1.33%           +5.30%          +17.75%          +11.32%
------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3               $9,867          $10,530         $ 22,637         $ 19,351
------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/08) 4                            +0.45%          +18.01%          +10.66%
------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5                 1.41%
------------------------------------------------------------------------------------------------------------
ADVISOR CLASS                              6-MONTH           1-YEAR           5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                    -1.17%           +5.80%         +131.59%         +124.11%
------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                -1.17%           +5.80%          +18.29%           +8.40%
------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3               $9,883          $10,580         $ 23,159         $ 22,411
------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/08) 4                            +0.97%          +18.60%           +7.61%
------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5                 0.91%
------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


10 | Semiannual Report

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B:        These shares have higher annual fees and expenses than Class
                A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                          Semiannual Report | 11

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


12 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------------
                                               BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                          VALUE 9/1/07       VALUE 2/29/08   PERIOD* 9/1/07 - 2/29/08
-------------------------------------------------------------------------------------------------------------
Actual                                              $ 1,000          $   986.90              $ 5.78
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000          $ 1,019.05              $ 5.87
-------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------
Actual                                              $ 1,000          $   984.20              $ 9.47
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000          $ 1,015.32              $ 9.62
-------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------
Actual                                              $ 1,000          $   983.10              $ 9.42
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000          $ 1,015.37              $ 9.57
-------------------------------------------------------------------------------------------------------------
CLASS R
-------------------------------------------------------------------------------------------------------------
Actual                                              $ 1,000          $   986.70              $ 7.01
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000          $ 1,017.80              $ 7.12
-------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------
Actual                                              $ 1,000          $   988.30              $ 4.55
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000          $ 1,020.29              $ 4.62
-------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.17%; B: 1.92%; C: 1.91%; R: 1.42%; and Advisor:
0.92%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.


                                                          Semiannual Report | 13

Templeton Foreign Fund

FINANCIAL HIGHLIGHTS

                                      ----------------------------------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                      FEBRUARY 29, 2008                            YEAR ENDED AUGUST 31,
CLASS A                                  (UNAUDITED)            2007            2006            2005           2004           2003
                                      ----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)
Net asset value, beginning of
  period ...........................     $    14.60      $     13.79     $     12.86     $     10.75    $      9.60     $     8.82
                                      ----------------------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .........           0.07             0.21            0.27            0.21           0.17           0.15
   Net realized and unrealized
     gains (losses) ................           0.03             2.08            1.54            2.15           1.17           0.77
                                      ----------------------------------------------------------------------------------------------
Total from investment operations ...           0.10             2.29            1.81            2.36           1.34           0.92
                                      ----------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income ...........          (0.24)           (0.30)          (0.21)          (0.23)         (0.19)         (0.14)
   Net realized gains ..............          (3.18)           (1.18)          (0.67)          (0.02)            --             --
                                      ----------------------------------------------------------------------------------------------
Total distributions ................          (3.42)           (1.48)          (0.88)          (0.25)         (0.19)         (0.14)
                                      ----------------------------------------------------------------------------------------------
Redemption fees ....................             -- e             -- e            -- e            -- e           -- e           -- e
                                      ----------------------------------------------------------------------------------------------
Net asset value, end of period .....     $    11.28      $     14.60     $     13.79     $     12.86    $     10.75     $     9.60
                                      ==============================================================================================

Total return c .....................          (1.31)%          18.04%          15.08%          22.26%         14.03%         10.80%

RATIOS TO AVERAGE NET ASSETS d
Expenses ...........................           1.17% f          1.16% f         1.16% f         1.15% f        1.23% f        1.22%
Net investment income ..............           1.03%            1.53%           2.09%           1.71%          1.58%          1.79%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..     $8,474,518      $10,802,308     $14,139,061     $15,466,639    $13,067,977     $9,896,279
Portfolio turnover rate ............          10.89% g         18.07%          26.15% g        34.00%         25.32%         33.36%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.

g Excludes the value of portfolio securities delivered as a result of redemptions in-kind.


14 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Foreign Fund

                                        -------------------------------------------------------------------------------------------
                                        SIX MONTHS ENDED
                                        FEBRUARY 29, 2008                          YEAR ENDED AUGUST 31,
CLASS B                                    (UNAUDITED)           2007           2006           2005           2004           2003
                                        -------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)
Net asset value, beginning of
  period ............................      $    14.29      $    13.53     $    12.63     $    10.57     $     9.46     $     8.69
                                        -------------------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ..........            0.02            0.11           0.17           0.11           0.09           0.07
   Net realized and unrealized gains
     (losses) .......................            0.04            2.03           1.52           2.12           1.15           0.79
                                        -------------------------------------------------------------------------------------------
Total from investment operations ....            0.06            2.14           1.69           2.23           1.24           0.86
                                        -------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income ............           (0.13)          (0.20)         (0.12)         (0.15)         (0.13)         (0.09)
   Net realized gains ...............           (3.18)          (1.18)         (0.67)         (0.02)            --             --
                                        -------------------------------------------------------------------------------------------
Total distributions .................           (3.31)          (1.38)         (0.79)         (0.17)         (0.13)         (0.09)
                                        -------------------------------------------------------------------------------------------
Redemption fees .....................              -- e            -- e           -- e           -- e           -- e           -- e
                                        -------------------------------------------------------------------------------------------
Net asset value, end of period ......      $    11.04      $    14.29     $    13.53     $    12.63     $    10.57     $     9.46
                                        ===========================================================================================

Total return c ......................           (1.58)%         17.10%         14.23%         21.30%         13.27%         10.00%

RATIOS TO AVERAGE NET ASSETS d
Expenses ............................            1.92% f         1.91% f        1.91% f        1.90% f        1.98% f        1.97%
Net investment income ...............            0.28%           0.78%          1.34%          0.96%          0.83%          1.04%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...      $  179,722      $  214,336     $  229,616     $  230,901     $  195,116     $  138,026
Portfolio turnover rate .............           10.89% g        18.07%         26.15% g       34.00%         25.32%         33.36%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.

g Excludes the value of portfolio securities delivered as a result of redemptions in-kind.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Templeton Foreign Fund

                                       ------------------------------------------------------------------------------------------
                                       SIX MONTHS ENDED
                                       FEBRUARY 29, 2008                           YEAR ENDED AUGUST 31,
CLASS C                                   (UNAUDITED)            2007           2006           2005           2004         2003
                                       ------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)
Net asset value, beginning of
  period ............................     $    14.33       $    13.56     $    12.65     $    10.59     $     9.47     $   8.69
                                       ------------------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ..........           0.02             0.12           0.18           0.11           0.09         0.08
   Net realized and unrealized gains
     (losses) .......................           0.03             2.03           1.52           2.12           1.16         0.77
                                       ------------------------------------------------------------------------------------------
Total from investment operations ....           0.05             2.15           1.70           2.23           1.25         0.85
                                       ------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income ............          (0.14)           (0.20)         (0.12)         (0.15)         (0.13)       (0.07)
   Net realized gains ...............          (3.18)           (1.18)         (0.67)         (0.02)            --           --
                                       ------------------------------------------------------------------------------------------
Total distributions .................          (3.32)           (1.38)         (0.79)         (0.17)         (0.13)       (0.07)
                                       ------------------------------------------------------------------------------------------
Redemption fees .....................             -- e             -- e           -- e           -- e           -- e         -- e
                                       ------------------------------------------------------------------------------------------
Net asset value, end of period ......     $    11.06       $    14.33     $    13.56     $    12.65     $    10.59     $   9.47
                                       ==========================================================================================

Total return c ......................          (1.69)%          17.14%         14.31%         21.24%         13.29%        9.94%

RATIOS TO AVERAGE NET ASSETS d
Expenses ............................           1.91% f          1.90% f        1.90% f        1.90% f        1.98% f      1.97%
Net investment income ...............           0.29%            0.79%          1.35%          0.96%          0.83%        1.04%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...     $1,322,948       $1,470,046     $1,490,648     $1,459,630     $1,188,885     $900,811
Portfolio turnover rate .............          10.89% g         18.07%         26.15% g       34.00%         25.32%       33.36%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if appicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.

g Excludes the value of portfolio securities delivered as a result of redemptions in-kind.


16 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Foreign Fund

                                         --------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED
                                         FEBRUARY 29, 2008                         YEAR ENDED AUGUST 31,
CLASS R                                     (UNAUDITED)           2007          2006          2005          2004         2003
                                         --------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)
Net asset value, beginning of
  period .............................       $   14.46       $   13.68     $   12.77     $   10.68     $    9.56     $   8.81
                                         --------------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ...........            0.05            0.18          0.25          0.18          0.15         0.14
   Net realized and unrealized gains
     (losses) ........................            0.04            2.05          1.52          2.13          1.15         0.76
                                         --------------------------------------------------------------------------------------
Total from investment operations .....            0.09            2.23          1.77          2.31          1.30         0.90
                                         --------------------------------------------------------------------------------------
Less distributions from:
   Net investment income .............           (0.20)          (0.27)        (0.19)        (0.20)        (0.18)       (0.15)
   Net realized gains ................           (3.18)          (1.18)        (0.67)        (0.02)           --           --
                                         --------------------------------------------------------------------------------------
Total distributions ..................           (3.38)          (1.45)        (0.86)        (0.22)        (0.18)       (0.15)
                                         --------------------------------------------------------------------------------------
Redemption fees ......................              -- e            -- e          -- e          -- e          -- e         -- e
                                         --------------------------------------------------------------------------------------
Net asset value, end of period .......       $   11.17       $   14.46     $   13.68     $   12.77     $   10.68     $   9.56
                                         ======================================================================================

Total return c .......................           (1.33)%         17.66%        14.88%        21.88%        13.76%       10.46%

RATIOS TO AVERAGE NET ASSETS d
Expenses .............................            1.42% f         1.41% f       1.41% f       1.40% f       1.48% f      1.47%
Net investment income ................            0.78%           1.28%         1.84%         1.46%         1.33%        1.54%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ....       $ 176,543       $ 195,938     $ 218,355     $ 178,473     $ 114,301     $ 55,346
Portfolio turnover rate ..............           10.89% g        18.07%        26.15% g      34.00%        25.32%       33.36%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.

g Excludes the value of portfolio securities delivered as a result of redemptions in-kind.


                                                          Semiannual Report |
  The accompanying notes are an integral part of these financial statements.| 17

Templeton Foreign Fund

                                         ----------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED
                                         FEBRUARY 29, 2008                         YEAR ENDED AUGUST 31,
ADVISOR CLASS                               (UNAUDITED)            2007           2006           2005         2004         2003
                                         ----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)
Net asset value, beginning of
   period ...........................       $    14.57       $    13.77     $    12.85     $    10.75     $   9.59     $   8.81
                                         ----------------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ..........             0.08             0.25           0.32           0.25         0.20         0.17
   Net realized and unrealized gains
     (losses) .......................             0.04             2.07           1.51           2.12         1.17         0.77
                                         ----------------------------------------------------------------------------------------
Total from investment operations ....             0.12             2.32           1.83           2.37         1.37         0.94
                                         ----------------------------------------------------------------------------------------
Less distributions from:
   Net investment income ............            (0.28)           (0.34)         (0.24)         (0.25)       (0.21)       (0.16)
   Net realized gains ...............            (3.18)           (1.18)         (0.67)         (0.02)          --           --
                                         ----------------------------------------------------------------------------------------
Total distributions .................            (3.46)           (1.52)         (0.91)         (0.27)       (0.21)       (0.16)
                                         ----------------------------------------------------------------------------------------
Redemption fees .....................               -- e             -- e           -- e           -- e         -- e         -- e
                                         ----------------------------------------------------------------------------------------
Net asset value, end of period ......       $    11.23       $    14.57     $    13.77     $    12.85     $  10.75     $   9.59
                                         ========================================================================================

Total return c ......................            (1.17)%          18.33%         15.31%         22.46%       14.39%       11.11%

RATIOS TO AVERAGE NET ASSETS d
Expenses ............................             0.92% f          0.91% f        0.91% f        0.90% f      0.98% f      0.97%
Net investment income ...............             1.28%            1.78%          2.34%          1.96%        1.83%        2.04%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...       $1,547,510       $1,788,637     $2,176,785     $1,727,076     $762,207     $421,725
Portfolio turnover rate .............            10.89% g         18.07%         26.15% g       34.00%       25.32%       33.36%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.

g Excludes the value of portfolio securities delivered as a result of redemptions in-kind.


18 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Foreign Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                      SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.9%
  COMMON STOCKS AND OTHER EQUITY INTERESTS 96.7%
  AUSTRALIA 0.0% a
  PaperlinX Ltd. .....................................            Paper & Forest Products               161,061    $       317,906
                                                                                                                   ----------------
  AUSTRIA 0.4%
  Telekom Austria AG .................................    Diversified Telecommunication Services      2,255,717         51,259,953
                                                                                                                   ----------------
  BERMUDA 1.9%
  Invesco Ltd. .......................................                Capital Markets                 8,623,435        220,846,170
                                                                                                                   ----------------
  BRAZIL 0.8%
  Companhia de Saneamento Basico do
    Estado de Sao Paulo ..............................                Water Utilities                 3,819,101         90,416,879
                                                                                                                   ----------------
  CHINA 1.4%
  China Shenhua Energy Co. Ltd., H ...................          Oil, Gas & Consumable Fuels           6,507,200         34,120,557
  China Telecom Corp. Ltd., H ........................    Diversified Telecommunication Services    168,353,042        128,735,916
                                                                                                                   ----------------
                                                                                                                       162,856,473
                                                                                                                   ----------------
  DENMARK 0.4%
b Vestas Wind Systems AS .............................             Electrical Equipment                 398,736         41,029,327
                                                                                                                   ----------------
  FRANCE 6.8%
  AXA SA .............................................                   Insurance                      877,111         29,931,098
b Eutelsat Communications ..........................                       Media                      3,818,100        105,426,985
  France Telecom SA ..................................    Diversified Telecommunication Services      2,952,651         99,861,732
  Sanofi-Aventis .....................................                Pharmaceuticals                 4,038,087        299,073,739
c Sanofi-Aventis, 144A .............................                  Pharmaceuticals                    98,166          7,270,490
  Societe BIC SA .....................................        Commercial Services & Supplies             40,763          2,585,891
  Total SA, B ........................................          Oil, Gas & Consumable Fuels           1,122,546         85,184,205
  Vinci SA ...........................................          Construction & Engineering            1,472,352        102,721,999
  Vivendi SA .........................................                     Media                      1,659,130         66,036,629
                                                                                                                   ----------------
                                                                                                                       798,092,768
                                                                                                                   ----------------
  GERMANY 6.2%
  Bayerische Motoren Werke AG ........................                  Automobiles                      22,535          1,244,150
  Celesio AG .........................................       Health Care Providers & Services         1,472,944         84,696,994
  Commerzbank AG .....................................               Commercial Banks                 1,743,187         52,658,544
  Deutsche Post AG ...................................            Air Freight & Logistics             4,172,718        138,655,336
b Infineon Technologies AG ...........................   Semiconductors & Semiconductor Equipment    13,872,398        112,872,494
  SAP AG .............................................                   Software                     1,920,576         90,961,556
  Siemens AG .........................................           Industrial Conglomerates             1,946,404        249,962,662
                                                                                                                   ----------------
                                                                                                                       731,051,736
                                                                                                                   ----------------
  HONG KONG 3.9%
  Cheung Kong (Holdings) Ltd. ........................     Real Estate Management & Development      11,677,979        178,597,940
  Hang Lung Group Ltd. ...............................     Real Estate Management & Development      14,449,372         67,594,623
  Hutchison Whampoa Ltd. .............................           Industrial Conglomerates            14,792,257        141,058,786


                                                          Semiannual Report | 19

Templeton Foreign Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                       SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
  HONG KONG (CONTINUED)
  Yue Yuen Industrial Holdings Ltd. ..................       Textiles, Apparel & Luxury Goods        22,433,124    $    67,174,973
                                                                                                                   ----------------
                                                                                                                       454,426,322
                                                                                                                   ----------------
  INDIA 3.8%
  Gail India Ltd. ....................................                 Gas Utilities                 13,111,480        138,800,387
  Hindustan Petroleum Corp. Ltd. .....................          Oil, Gas & Consumable Fuels          11,392,800         85,374,652
  Indian Oil Corp. Ltd. ..............................          Oil, Gas & Consumable Fuels           4,345,630         61,026,057
  Reliance Industries Ltd. ...........................          Oil, Gas & Consumable Fuels           2,534,603        156,079,354
                                                                                                                   ----------------
                                                                                                                       441,280,450
                                                                                                                   ----------------
  ISRAEL 1.8%
b Check Point Software Technologies
    Ltd. .............................................                   Software                     9,732,822        213,343,458
                                                                                                                   ----------------
  ITALY 4.1%
  Eni SpA ............................................          Oil, Gas & Consumable Fuels           7,043,994        245,078,594
  Mediaset SpA .......................................                     Media                        100,684            913,209
  UniCredit SpA ......................................               Commercial Banks                32,208,027        238,836,380
                                                                                                                   ----------------
                                                                                                                       484,828,183
                                                                                                                   ----------------
  JAPAN 8.7%
  EBARA Corp. ........................................                   Machinery                   18,505,000         53,797,748
  Konica Minolta Holdings Ltd. .......................              Office Electronics                3,710,168         53,609,570
  Mitsubishi UFJ Financial Group Inc. ................               Commercial Banks                23,151,000        210,828,321
  NOK Corp. ..........................................                Auto Components                 2,415,500         51,039,878
  Nomura Holdings Inc. ...............................                Capital Markets                 5,870,892         95,229,621
  Olympus Corp. ......................................       Health Care Equipment & Supplies            16,337            487,531
  Shinsei Bank Ltd. ..................................               Commercial Banks                32,925,024        135,338,711
  Sumitomo Mitsui Financial Group Inc. ...............               Commercial Banks                    27,436        203,894,802
  Sumitomo Rubber Industries Ltd. ....................                Auto Components                 2,323,600         18,230,015
  Takeda Pharmaceutical Co. Ltd. .....................                Pharmaceuticals                 2,640,744        148,967,653
  USS Co. Ltd. .......................................               Specialty Retail                   661,880         40,841,844
                                                                                                                   ----------------
                                                                                                                     1,012,265,694
                                                                                                                   ----------------
  NETHERLANDS 3.5%
  ING Groep NV .......................................        Diversified Financial Services          9,043,206        305,438,817
  Koninklijke Philips Electronics NV .................           Industrial Conglomerates                13,020            513,478
  Reed Elsevier NV ...................................                     Media                      5,435,345        102,063,065
                                                                                                                   ----------------
                                                                                                                       408,015,360
                                                                                                                   ----------------
  NORWAY 1.0%
b Telenor ASA ........................................    Diversified Telecommunication Services      5,805,566        120,215,338
                                                                                                                   ----------------


20 | Semiannual Report

Templeton Foreign Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                       SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
  PHILIPPINES 0.4%
  Philippine Long Distance
    Telephone Co. ....................................      Wireless Telecommunication Services         730,980    $    52,471,337
                                                                                                                   ----------------
  RUSSIA 1.4%
  Gazprom, ADR .......................................          Oil, Gas & Consumable Fuels           1,981,450         99,419,254
  Mobile TeleSystems, ADR ............................      Wireless Telecommunication Services         803,528         65,937,507
                                                                                                                   ----------------
                                                                                                                       165,356,761
                                                                                                                   ----------------
  SINGAPORE 3.2%
  DBS Group Holdings Ltd. ............................               Commercial Banks                    64,000            795,527
b Flextronics International Ltd. .....................      Electronic Equipment & Instruments       10,116,020        102,576,443
  Singapore Telecommunications Ltd. ..................    Diversified Telecommunication Services     70,184,824        193,700,052
  United Overseas Bank Ltd. ..........................               Commercial Banks                 1,893,000         24,452,946
  Venture Corp. Ltd. .................................      Electronic Equipment & Instruments        7,229,633         53,380,086
                                                                                                                   ----------------
                                                                                                                       374,905,054
                                                                                                                   ----------------
  SOUTH AFRICA 0.3%
  Massmart Holdings Ltd. .............................           Food & Staples Retailing             3,878,266         35,639,458
                                                                                                                   ----------------
  SOUTH KOREA 6.9%
  Hana Financial Group Inc. ..........................               Commercial Banks                 4,160,524        186,083,817
  Kookmin Bank .......................................               Commercial Banks                 1,891,090        118,614,771
  KT Corp., ADR ......................................    Diversified Telecommunication Services      3,482,381         84,587,035
  POSCO ..............................................                Metals & Mining                   101,020         57,015,707
  Samsung Electronics Co. Ltd. .......................   Semiconductors & Semiconductor Equipment       495,584        295,540,216
  Shinhan Financial Group Co. Ltd. ...................               Commercial Banks                 1,169,660         64,147,266
                                                                                                                   ----------------
                                                                                                                       805,988,812
                                                                                                                   ----------------
  SPAIN 2.5%
  Gamesa Corp. Tecnologica SA ........................             Electrical Equipment               1,140,407         47,000,394
  Telefonica SA ......................................    Diversified Telecommunication Services      8,279,055        241,800,740
                                                                                                                   ----------------
                                                                                                                       288,801,134
                                                                                                                   ----------------
  SWEDEN 0.7%
  Assa Abloy AB, B ...................................               Building Products                   23,980            434,868
  Atlas Copco AB, A ..................................                   Machinery                       68,200          1,073,537
  Telefonaktiebolaget LM Ericsson, B .................           Communications Equipment            37,391,780         81,309,563
  Securitas AB, B ....................................        Commercial Services & Supplies             31,060            376,767
  Swedbank AB, A .....................................               Commercial Banks                    16,360            447,346
                                                                                                                   ----------------
                                                                                                                        83,642,081
                                                                                                                   ----------------
  SWITZERLAND 3.7%
  Adecco SA ..........................................        Commercial Services & Supplies          2,687,980        141,751,215
  Ciba Specialty Chemicals AG ........................                   Chemicals                    1,504,291         60,660,041
  Nestle SA ..........................................                 Food Products                      2,849          1,366,962
  Novartis AG ........................................                Pharmaceuticals                 3,692,895        182,507,514


                                                          Semiannual Report | 21

Templeton Foreign Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                       SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
  SWITZERLAND (CONTINUED)
  Swiss Reinsurance Co. ..............................                   Insurance                       11,227    $       906,960
  UBS AG .............................................                Capital Markets                 1,423,994         46,999,120
                                                                                                                   ----------------
                                                                                                                       434,191,812
                                                                                                                   ----------------
  TAIWAN 8.1%
  Chunghwa Telecom Co. Ltd., ADR .....................    Diversified Telecommunication Services      8,870,141        217,673,260
d Compal Electronics Inc. ............................            Computers & Peripherals           201,762,229        184,695,814
  Lite-On Technology Corp. ...........................            Computers & Peripherals           105,349,583        144,827,989
  Mega Financial Holding Co. Ltd. ....................               Commercial Banks               168,795,000        122,030,348
  Taiwan Semiconductor Manufacturing
    Co. Ltd. .........................................   Semiconductors & Semiconductor Equipment   139,757,803        278,475,843
                                                                                                                   ----------------
                                                                                                                       947,703,254
                                                                                                                   ----------------
  THAILAND 0.5%
  Advanced Info Service Public Co. Ltd.,
    fgn. .............................................      Wireless Telecommunication Services       5,053,000         17,177,792
  Krung Thai Bank Public Co. Ltd., fgn. ..............               Commercial Banks               113,230,900         37,413,864
                                                                                                                   ----------------
                                                                                                                        54,591,656
                                                                                                                   ----------------
  TURKEY 0.5%
  Turkcell Iletisim Hizmetleri AS ....................      Wireless Telecommunication Services       6,195,861         61,425,578
                                                                                                                   ----------------
  UNITED KINGDOM 22.0%
  Aviva PLC ..........................................                   Insurance                    9,668,701        117,476,650
  BAE Systems PLC ....................................              Aerospace & Defense                 127,242          1,220,505
  BP PLC .............................................          Oil, Gas & Consumable Fuels          27,980,319        303,551,419
  British Energy Group PLC ...........................              Electric Utilities               15,884,309        178,637,125
  British Sky Broadcasting Group PLC .................                     Media                     22,339,374        252,119,419
  Burberry Group PLC .................................       Textiles, Apparel & Luxury Goods         9,516,221         79,651,030
  Compass Group PLC ..................................         Hotels, Restaurants & Leisure         11,306,033         73,346,669
  Electrocomponents PLC ..............................      Electronic Equipment & Instruments       18,471,955         64,872,293
  G4S PLC ............................................        Commercial Services & Supplies         10,393,124         45,173,229
  GKN PLC ............................................                Auto Components                    79,499            418,595
  GlaxoSmithKline PLC ................................                Pharmaceuticals                 9,147,702        200,299,823
  HSBC Holdings PLC ..................................               Commercial Banks                 3,833,593         59,466,868
  Kingfisher PLC .....................................               Specialty Retail                47,899,257        124,772,372
  Marks & Spencer Group PLC ..........................               Multiline Retail                    86,906            695,460
  Old Mutual PLC .....................................                   Insurance                   75,928,500        189,035,275
  Pearson PLC ........................................                     Media                     12,586,495        166,558,193
  Persimmon PLC ......................................              Household Durables                2,586,355         37,874,123
  Royal Bank of Scotland Group PLC ...................               Commercial Banks                17,138,251        131,103,471
  Royal Dutch Shell PLC, A ...........................          Oil, Gas & Consumable Fuels           3,202,419        115,260,765
  Royal Dutch Shell PLC, B ...........................          Oil, Gas & Consumable Fuels           6,027,842        213,310,750
  Vodafone Group PLC .................................      Wireless Telecommunication Services      58,565,532        189,328,768
  Yell Group PLC .....................................                     Media                      6,325,906         27,558,102
                                                                                                                   ----------------
                                                                                                                     2,571,730,904
                                                                                                                   ----------------


22 | Semiannual Report

Templeton Foreign Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                         INDUSTRY            SHARES/UNITS                VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
  UNITED STATES 1.8%
  KKR Private Equity Investors LP ................................   Capital Markets           13,657,252          $   204,858,780
                                                                                                                   ----------------
  TOTAL COMMON STOCKS AND OTHER EQUITY
    INTERESTS (COST $9,133,781,257) ..............................                                                  11,311,552,638
                                                                                                                   ----------------
  PREFERRED STOCK (COST $8,723,017) 1.2%
  BRAZIL 1.2%
  Companhia Vale do Rio Doce, ADR, pfd., A .......................   Metals & Mining            4,796,504              140,633,497
                                                                                                                   ----------------

                                                                                          ------------------
                                                                                          PRINCIPAL AMOUNT e
                                                                                          ------------------
  FOREIGN GOVERNMENT SECURITIES 0.0% a
  SWEDEN 0.0% a
  Government of Sweden,
     6.50%, 5/05/08 ..............................................                                810,000 SEK              131,919
     5.50%, 10/08/12 .............................................                              2,270,000 SEK              394,968
                                                                                                                   ----------------
  TOTAL FOREIGN GOVERNMENT SECURITIES
    (COST $410,309) ..............................................                                                         526,887
                                                                                                                   ----------------
  TOTAL LONG TERM INVESTMENTS
    (COST $9,142,914,583) ........................................                                                  11,452,713,022
                                                                                                                   ----------------
  SHORT TERM INVESTMENTS 1.9%
  TIME DEPOSIT (COST $46,159,365) 0.4%
  IRELAND 0.4%
  Bank of Scotland, 4.04%, 3/03/08 ...............................                             30,370,000 EUR           46,101,662
                                                                                                                   ----------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 1.5%
f FFCB, 5/28/08 - 10/16/08 .......................................                             23,500,000               23,219,297
f FHLB, 3/03/08 - 10/24/08 .......................................                            106,920,000              106,051,785
  FHLB, 2.58%, 7/15/08 ...........................................                             50,000,000               49,969,400
                                                                                                                   ----------------
  TOTAL U.S. GOVERNMENT AND AGENCY
    SECURITIES (COST $178,939,618) ...............................                                                     179,240,482
                                                                                                                   ----------------
  TOTAL SHORT TERM INVESTMENTS
    (COST $225,098,983) ..........................................                                                     225,342,144
                                                                                                                   ----------------
  TOTAL INVESTMENTS
    (COST $9,368,013,566) 99.8%                                                                                     11,678,055,166
  OTHER ASSETS, LESS LIABILITIES 0.2%                                                                                   23,186,306
                                                                                                                   ----------------
  NET ASSETS 100.0% ..............................................                                                 $11,701,241,472
                                                                                                                   ================


                                                          Semiannual Report | 23

Templeton Foreign Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CURRENCY ABBREVIATIONS

EUR  - Euro
SEK  - Swedish Krona

SELECTED PORTFOLIO ABBREVIATIONS

ADR  - American Depository Receipt
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank

a Rounds to less than 0.1% of net assets.

b Non-income producing for the twelve months ended February 29, 2008.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At February 29, 2008, the aggregate value of this security was $7,270,490, representing 0.06% of net assets.

d See Note 9 regarding holdings of 5% voting securities.

e The principal amount is stated in U.S. dollars unless otherwise indicated.

f The security is traded on a discount basis with no stated coupon rate.


24 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Foreign Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2008 (unaudited)

Assets:
   Investments in securities:
      Cost - Unaffiliated issuers .........................................    $ 9,184,004,438
      Cost - Non-controlled affiliated issuers (Note 9) ...................        184,009,128
                                                                               ---------------
      Total cost of investments ...........................................    $ 9,368,013,566
                                                                               ===============
      Value - Unaffiliated issuers ........................................    $11,493,359,352
      Value - Non-controlled affiliated issuers (Note 9) ..................        184,695,814
                                                                               ---------------
      Total value of investments ..........................................     11,678,055,166
   Cash ...................................................................          3,669,760
   Foreign currency, at value (cost $26,439,309) ..........................         26,443,939
   Receivables:
      Investment securities sold ..........................................         10,819,581
      Capital shares sold .................................................         13,195,331
      Dividends and interest ..............................................         30,759,709
                                                                               ---------------
         Total assets .....................................................     11,762,943,486
                                                                               ---------------
Liabilities:
   Payables:
      Capital shares redeemed .............................................         42,121,514
      Affiliates ..........................................................          9,975,780
      Unaffiliated transfer agent fees ....................................          7,375,169
   Accrued expenses and other liabilities .................................          2,229,551
                                                                               ---------------
         Total liabilities ................................................         61,702,014
                                                                               ---------------
            Net assets, at value ..........................................    $11,701,241,472
                                                                               ===============
Net assets consist of:
   Paid-in capital ........................................................    $ 8,191,723,017
   Undistributed net investment income ....................................         24,979,239
   Net unrealized appreciation (depreciation) .............................      2,310,821,296
   Accumulated net realized gain (loss) ...................................      1,173,717,920
                                                                               ---------------
            Net assets, at value ..........................................    $11,701,241,472
                                                                               ===============


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 25

Templeton Foreign Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
February 29, 2008 (unaudited)

CLASS A:
   Net assets, at value ...................................................    $ 8,474,517,919
                                                                               ===============
   Shares outstanding .....................................................        751,031,396
                                                                               ===============
   Net asset value per share a ............................................    $         11.28
                                                                               ===============
   Maximum offering price per share (net asset value per share / 94.25%) ..    $         11.97
                                                                               ===============
CLASS B:
   Net assets, at value ...................................................    $   179,722,426
                                                                               ===============
   Shares outstanding .....................................................         16,281,817
                                                                               ===============
   Net asset value and maximum offering price per share a .................    $         11.04
                                                                               ===============
CLASS C:
   Net assets, at value ...................................................    $ 1,322,947,841
                                                                               ===============
   Shares outstanding .....................................................        119,572,037
                                                                               ===============
   Net asset value and maximum offering price per share a .................    $         11.06
                                                                               ===============
CLASS R:
   Net assets, at value ...................................................    $   176,543,278
                                                                               ===============
   Shares outstanding .....................................................         15,811,838
                                                                               ===============
   Net asset value and maximum offering price per share a .................    $         11.17
                                                                               ===============
ADVISOR CLASS:
   Net assets, at value ...................................................    $ 1,547,510,008
                                                                               ===============
   Shares outstanding .....................................................        137,770,673
                                                                               ===============
   Net asset value and maximum offering price per share a .................    $         11.23
                                                                               ===============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


26 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Foreign Fund

STATEMENT OF OPERATIONS
for the period ended February 29, 2008 (unaudited)

Investment income:
   Dividends: (net of foreign taxes of $10,711,309) ............................   $   142,493,492
   Interest ....................................................................         7,451,605
                                                                                   ---------------
         Total investment income ...............................................       149,945,097
                                                                                   ---------------
Expenses:
   Management fees (Note 3a) ...................................................        41,026,860
   Administrative fees (Note 3b) ...............................................         5,285,920
   Distribution fees: (Note 3c)
      Class A ..................................................................        12,616,112
      Class B ..................................................................         1,031,255
      Class C ..................................................................         7,186,116
      Class R ..................................................................           483,793
   Transfer agent fees (Note 3e) ...............................................        12,186,880
   Custodian fees (Note 4) .....................................................         2,780,667
   Reports to shareholders .....................................................           688,533
   Registration and filing fees ................................................           177,297
   Professional fees ...........................................................           148,665
   Trustees' fees and expenses .................................................            73,594
   Other .......................................................................           186,299
                                                                                   ---------------
         Total expenses ........................................................        83,871,991
         Expense reductions (Note 4) ...........................................           (49,570)
                                                                                   ---------------
           Net expenses ........................................................        83,822,421
                                                                                   ---------------
              Net investment income ............................................        66,122,676
                                                                                   ---------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments (net of foreign taxes of $16,103 / includes gains of
        $40,043,335 from a redemption in-kind - Note 11) .......................     1,945,398,269
      Foreign currency transactions ............................................        (1,931,987)
                                                                                   ---------------
              Net realized gain (loss) .........................................     1,943,466,282
                                                                                   ---------------
   Net change in unrealized appreciation (depreciation) on:
      Investments ..............................................................    (2,024,660,071)
      Translation of assets and liabilities denominated in foreign currencies ..         1,064,427
                                                                                   ---------------
              Net change in unrealized appreciation (depreciation) .............    (2,023,595,644)
                                                                                   ---------------
Net realized and unrealized gain (loss) ........................................       (80,129,362)
                                                                                   ---------------
Net increase (decrease) in net assets resulting from operations ................   $   (14,006,686)
                                                                                   ===============


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 27

Templeton Foreign Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               ------------------------------------
                                                                                               SIX MONTHS ENDED
                                                                                               FEBRUARY 29, 2008     YEAR ENDED
                                                                                                  (UNAUDITED)      AUGUST 31, 2007
                                                                                               ------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income  . ..............................................................   $      66,122,676   $   255,455,444
     Net realized gain (loss) from investments and foreign currency transactions ...........       1,943,466,282     2,771,586,444
     Net change in unrealized appreciation (depreciation) on investments, translation of assets and liabilities denominated in foreign currencies,
       and deferred taxes ..................................................................      (2,023,595,644)      (81,855,085)
                                                                                               ------------------------------------
          Net increase (decrease) in net assets resulting from operations ..................         (14,006,686)    2,945,186,803
                                                                                               ------------------------------------
  Distributions to shareholders from:
     Net investment income:
       Class A .............................................................................        (172,257,740)     (299,802,331)
       Class B .............................................................................          (1,884,976)       (3,348,690)
       Class C .............................................................................         (13,656,521)      (21,736,204)
       Class R .............................................................................          (2,681,174)       (4,143,377)
       Advisor Class .......................................................................         (32,349,605)      (55,150,809)
     Net realized gains:
       Class A .............................................................................      (2,328,198,322)   (1,169,525,727)
       Class B .............................................................................         (47,692,475)      (19,803,461)
       Class C .............................................................................        (331,083,521)     (128,155,580)
       Class R .............................................................................         (43,850,354)      (18,212,090)
       Advisor Class .......................................................................        (373,693,298)     (191,844,251)
                                                                                               ------------------------------------
  Total distributions to shareholders ......................................................      (3,347,347,986)   (1,911,722,520)
                                                                                               ------------------------------------
  Capital share transactions: (Note 2)
       Class A .............................................................................         157,748,962    (4,128,497,353)
       Class B .............................................................................          16,601,794       (29,017,231)
       Class C .............................................................................         213,304,018      (109,004,780)
       Class R .............................................................................          28,497,375       (35,058,742)
       Advisor Class .......................................................................         175,090,592      (515,253,658)
                                                                                               ------------------------------------
  Total capital share transactions .........................................................         591,242,741    (4,816,831,764)
                                                                                               ------------------------------------
  Redemption fees ..........................................................................              88,665           166,984
                                                                                               ------------------------------------
          Net increase (decrease) in net assets ............................................      (2,770,023,266)   (3,783,200,497)
Net assets:
  Beginning of period ......................................................................      14,471,264,738    18,254,465,235
                                                                                               ------------------------------------
  End of period ............................................................................   $  11,701,241,472   $14,471,264,738
                                                                                               ====================================
Undistributed net investment income included in net assets:
  End of period ............................................................................   $      24,979,239   $   181,686,579
                                                                                               ====================================


28 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Foreign Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two separate funds. The Templeton Foreign Fund (Fund) included in this report is a diversified series of the Trust. The financial statements of the remaining fund in the Trust are presented separately. The Fund offers five classes of shares:
Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Time deposits are valued at cost.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund.


                                                          Semiannual Report | 29

Templeton Foreign Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


30 | Semiannual Report

Templeton Foreign Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.


                                                          Semiannual Report | 31

Templeton Foreign Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the funds and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. CAPITAL STOCK

At February 29, 2008, there were an unlimited number of shares of the Trust authorized (without par value). Transactions in the Fund's shares were as follows:

                                           ----------------------------------------------------------------
                                                   SIX MONTHS ENDED                    YEAR ENDED
                                                  FEBRUARY 29, 2008                 AUGUST 31, 2007
                                           ----------------------------------------------------------------
                                               SHARES           AMOUNT          SHARES         AMOUNT
                                           ----------------------------------------------------------------
CLASS A SHARES:
   Shares sold .........................      66,572,645  $    860,680,665    125,913,068  $ 1,760,483,430
   Shares issued on merger (Note 10) ...              --                --      4,606,665       67,026,940
   Shares issued in reinvestment of
     distributions .....................     174,383,293     2,245,369,182    100,988,259    1,329,667,932
   Shares redeemed in-kind (Note 11) ...     (12,863,139)     (157,573,459)            --               --
   Shares redeemed .....................    (217,101,509)   (2,790,727,426)  (516,662,007)  (7,285,675,655)
                                           ----------------------------------------------------------------
   Net increase (decrease) .............      10,991,290  $    157,748,962   (285,154,015) $(4,128,497,353)
                                           ================================================================


32 | Semiannual Report

Templeton Foreign Fund

2. CAPITAL STOCK (CONTINUED)

                                           ---------------------------------------------------------------
                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                 FEBRUARY 29, 2008                 AUGUST 31, 2007
                                           ---------------------------------------------------------------
                                              SHARES          AMOUNT          SHARES          AMOUNT
                                           ---------------------------------------------------------------
CLASS B SHARES:

   Shares sold .........................         551,039   $   6,955,225        336,154   $     4,506,061
   Shares issued in reinvestment of
     distributions .....................       3,337,156      42,078,927      1,508,904        19,536,359
   Shares redeemed .....................      (2,601,616)    (32,432,358)    (3,819,460)      (53,059,651)
                                           ---------------------------------------------------------------
   Net increase (decrease) .............       1,286,579   $  16,601,794     (1,974,402)  $   (29,017,231)
                                           ===============================================================
CLASS C SHARES:
   Shares sold .........................       7,336,611   $  92,061,956      7,400,629   $   100,998,459
   Shares issued on merger (Note 10) ...              --              --      2,592,083        37,118,627
   Shares issued in reinvestment of
     distributions .....................      21,893,871     276,658,696      9,109,833       118,223,441
   Shares redeemed .....................     (12,280,859)   (155,416,634)   (26,438,033)     (365,345,307)
                                           ---------------------------------------------------------------
   Net increase (decrease) .............      16,949,623   $ 213,304,018     (7,335,488)  $  (109,004,780)
                                           ===============================================================
CLASS R SHARES:
   Shares sold .........................       2,994,848   $  37,774,981      4,611,228       $64,235,498
   Shares issued in reinvestment of
     distributions . ...................       3,469,964      44,224,681      1,623,638        21,199,822
   Shares redeemed .....................      (4,201,206)    (53,502,287)    (8,652,142)     (120,494,062)
                                           ---------------------------------------------------------------
   Net increase (decrease) .............       2,263,606   $  28,497,375     (2,417,276)  $   (35,058,742)
                                           ===============================================================
ADVISOR CLASS SHARES:
   Shares sold .........................      22,251,451   $ 278,398,499     72,806,009   $ 1,008,668,278
   Shares issued on merger (Note 10) ...              --              --         68,942         1,000,353
   Shares issued in reinvestment of
     distributions .....................      21,590,971     276,476,801     11,532,968       151,272,062
   Shares redeemed .....................     (28,857,530)   (379,784,708)  (119,685,406)   (1,676,194,351)
                                           ---------------------------------------------------------------
   Net increase (decrease) .............      14,984,892   $ 175,090,592    (35,277,487)  $  (515,253,658)
                                           ===============================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

------------------------------------------------------------------------------------------
SUBSIDIARY                                                        AFFILIATION
------------------------------------------------------------------------------------------
Templeton Global Advisors Limited (TGAL)                          Investment manager
Franklin Templeton Services, LLC (FT Services)                    Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)              Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)     Transfer agent


                                                          Semiannual Report | 33

Templeton Foreign Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE        NET ASSETS
--------------------------------------------------------------------------------
      0.630%               Up to and including $1 billion
      0.615%               Over $1 billion, up to and including $5 billion
      0.600%               Over $5 billion, up to and including $10 billion
      0.580%               Over $10 billion, up to and including $15 billion
      0.560%               Over $15 billion, up to and including $20 billion
      0.540%               Over $20 billion, up to and including $25 billion
      0.530%               Over $25 billion, up to and including $30 billion
      0.520%               Over $30 billion, up to and including $35 billion
      0.510%               In excess of $35 billion

B. ADMINISTRATIVE FEES

The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE        NET ASSETS
--------------------------------------------------------------------------------
      0.150%               Up to and including $200 million
      0.135%               Over $200 million, up to and including $700 million
      0.100%               Over $700 million, up to and including $1.2 billion
      0.075%               In excess of $1.2 billion

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ...............................................................   0.25%
Class B ...............................................................   1.00%
Class C ...............................................................   1.00%
Class R ...............................................................   0.50%


34 | Semiannual Report

Templeton Foreign Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to
   unaffiliated broker/dealers ....................................   $ 348,821
Contingent deferred sales charges retained ........................   $ 102,811

E. TRANSFER AGENT FEES

For the period ended February 29, 2008, the Fund paid transfer agent fees of $12,186,880, of which $4,848,227 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 29, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At August 31, 2007, the Fund had remaining tax basis capital losses of $15,951,876 from the merged Fiduciary International Equity Fund, Templeton Latin America Fund, Templeton Pacific Growth Fund, and Victory International Fund, which may be carried over to offset future capital gains, subject to certain limitations. At August 31, 2007, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:

2008 ...........................................................   $  1,490,923
2009 ...........................................................      4,573,249
2010 ...........................................................      7,613,629
2011 ...........................................................      2,274,075
                                                                   -------------
                                                                   $ 15,951,876
                                                                   =============


                                                          Semiannual Report | 35

Templeton Foreign Fund

5. INCOME TAXES (CONTINUED)

At February 29, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................................   $ 9,372,126,386
                                                                ================

Unrealized appreciation .....................................   $ 3,034,297,117
Unrealized depreciation .....................................      (728,368,337)
                                                                ----------------
Net unrealized appreciation (depreciation) ..................   $ 2,305,928,780
                                                                ================

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, pass-through entity income, and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, pass-through entity income, bond discounts and premiums, and foreign taxes paid on net realized gains.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 29, 2008, aggregated $1,466,738,623 and $3,746,666,780, respectively. Sales of investments excludes an in-kind redemption of $157,573,459.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REORGANIZATION TO A DELAWARE STATUTORY TRUST

On April 11, 2007, the Board and shareholders approved an Agreement and Plan of Reorganization (Agreement) whereby the investment company would be reorganized and its domicile changed from a Maryland corporation to a Delaware statutory trust. In connection with these changes, the Trust's name was also changed to Templeton Funds, formerly known as the Templeton Funds, Inc. The reorganization became effective on February 1, 2008.


36 | Semiannual Report

Templeton Foreign Fund

9. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the period ended February 29, 2008, were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                              NUMBER OF SHARES                            NUMBER OF SHARES     VALUE AT                    REALIZED
                             HELD AT BEGINNING     GROSS        GROSS      HELD AT END OF       END OF      INVESTMENT     CAPITAL
NAME OF ISSUER                   OF PERIOD       ADDITIONS   REDUCTIONS        PERIOD           PERIOD        INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES

Compal Electronics Inc. ...     201,762,229             --           --      201,762,229     $ 184,695,814        $ --         $ --
                                                                                             =======================================
              TOTAL AFFILIATED SECURITIES (1.58% of Net Assets)

10. MERGER

On April 25, 2007, the Fund acquired the net assets of Templeton International (Ex EM) Fund pursuant to a plan of reorganization approved by Templeton International (Ex EM) Fund's shareholders. The merger was accomplished by a tax-free exchange of 4,606,669 Class A shares, 2,592,076 Class C shares, and 68,942 Advisor Class shares of the Fund (valued at $14.55, $14.32, and $14.51, respectively) for the net assets of Templeton International (Ex EM) Fund which aggregate $105,145,920 and includes $41,413,397 of unrealized appreciation. The combined net assets of the Fund immediately after the merger were $17,375,881,154.

11. REDEMPTION IN-KIND

During the period ended February 29, 2008, the Fund realized $40,043,335 of net gains resulting from a redemption in-kind in which a shareholder redeemed fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to remaining shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

12. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (SEC), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (marketing support), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the Company), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.


                                                          Semiannual Report | 37

Templeton Foreign Fund

12. REGULATORY AND LITIGATION MATTERS (CONTINUED)

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Funds, it is committed to making the Funds or their shareholders whole, as appropriate.

13. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (FIN 48), on February 29, 2008. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has reviewed the tax positions for each of the three open tax years as of August 31, 2007 and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

In September 2006, the FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


38 | Semiannual Report

Templeton Foreign Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 39

GOF P-5                  SUPPLEMENT DATED MARCH 1, 2008
                      TO THE CURRENTLY EFFECTIVE PROSPECTUS
                           OF EACH OF THE LISTED FUNDS

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

FRANKLIN CALIFORNIA TAX-FREE TRUST

Franklin California Insured Tax-Free Income Fund
Franklin California Intermediate-Term Tax-Free Income Fund
Franklin California Limited-Term Tax-Free Income Fund
Franklin California Tax-Exempt Money Fund

FRANKLIN CAPITAL GROWTH FUND

FRANKLIN CUSTODIAN FUNDS

Franklin DynaTech Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FRANKLIN GLOBAL TRUST

Franklin Global Real Estate Fund

FRANKLIN GOLD AND PRECIOUS METALS FUND

FRANKLIN HIGH INCOME TRUST

Franklin High Income Fund

FRANKLIN INVESTORS SECURITIES TRUST

Franklin Adjustable U.S. Government Securities Fund
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Limited Maturity U.S. Government Securities Fund
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Total Return Fund

FRANKLIN MANAGED TRUST

Franklin Rising Dividends Fund

FRANKLIN MUNICIPAL SECURITIES TRUST

Franklin California High Yield Municipal Fund
Franklin Tennessee Municipal Bond Fund

FRANKLIN MUTUAL SERIES FUND INC.

Mutual Beacon Fund
Mutual Discovery Fund
Mutual European Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FRANKLIN NEW YORK TAX-FREE TRUST

Franklin New York Insured Tax-Free Income Fund
Franklin New York Intermediate-Term Tax-Free Income Fund
Franklin New York Limited-Term Tax-Free Income Fund
Franklin New York Tax-Exempt Money Fund

FRANKLIN REAL ESTATE SECURITIES TRUST

Franklin Real Estate Securities Fund

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

FRANKLIN STRATEGIC SERIES

Franklin Biotechnology Discovery Fund
Franklin Flex Cap Growth Fund
Franklin Focused Core Equity Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Growth Opportunities Fund
Franklin Natural Resources Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund
Franklin Strategic Income Fund
Franklin Technology Fund

FRANKLIN TAX-FREE TRUST

Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Double Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin Florida Insured Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Insured Tax-Free Income Fund
Franklin Michigan Insured Tax-Free Income Fund
Franklin Minnesota Insured Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Insured Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Perspectives Allocation Fund

FRANKLIN TEMPLETON GLOBAL TRUST

Franklin Templeton Hard Currency Fund

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Franklin India Growth Fund
Templeton Foreign Smaller Companies Fund
Templeton Global Long-Short Fund

FRANKLIN VALUE INVESTORS TRUST

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund
Franklin MidCap Value Fund
Franklin Small Cap Value Fund

TEMPLETON CHINA WORLD FUND

TEMPLETON DEVELOPING MARKETS TRUST

TEMPLETON FUNDS

Templeton Foreign Fund
Templeton World Fund

TEMPLETON GLOBAL INVESTMENT TRUST

Templeton BRIC Fund
Templeton Emerging Markets Small Cap Fund
Templeton Income Fund

TEMPLETON GLOBAL OPPORTUNITIES TRUST

TEMPLETON GLOBAL SMALLER COMPANIES FUND

TEMPLETON GROWTH FUND, INC.

TEMPLETON INCOME TRUST

Templeton Global Bond Fund
Templeton International Bond Fund

The prospectus is revised as follows:

1. Effective October 1, 2008, for all funds that are offered with an initial sales charge, the cumulative quantity discount and letter of intent portion of the "Sales Charge Reductions and Waivers" section is amended to read:

      1. CUMULATIVE QUANTITY DISCOUNT - lets you combine certain existing holdings of Franklin Templeton fund shares - referred to as "cumulative quantity discount eligible shares" - with your current purchase of Class A shares to determine if you qualify for a sales charge breakpoint.

      Cumulative quantity discount eligible shares are Franklin Templeton Fund shares registered to (or held by a financial intermediary for):

      o     You, individually;

      o Your spouse or domestic partner, as recognized by applicable state law, and your children under the age of 21 (each a "Family Member");

Not part of the semiannual report

      o     You jointly with one or more Family Members;

      o You jointly with another person(s) who is(are) not Family Members if that other person has not included the value of the shares as cumulative quantity discount eligible shares for purposes of that person's separate investments in Franklin Templeton fund shares;

      o A trustee/custodian of a Coverdell Education Savings account for which you or a Family Member is the identified responsible person;

      o A trustee/custodian of an IRA (which includes a Roth IRA and an employer sponsored IRA such as a SIMPLE IRA) or your non-ERISA covered 403(b), if the shares are registered/recorded under yours or a Family Member's Social Security number

      o A 529 college savings plan over which you or a Family Member has investment discretion and control;

      o Any entity over which you or a Family Member has (have) individual or shared authority, as principal, has investment discretion and control (for example, an UGMA/UTMA account for a child on which you or a Family Member is the custodian, a trust on which you or a Family Member is the trustee, a business account [not to include retirement plans] for your solely owned business [or the solely owned business of a Family Member] on which you or a Family Member is the authorized signer);

      o     A trust established by you or a Family Member as grantor.

      Franklin Templeton fund shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement plan such as a 401(k) plan (see definition below) do not qualify for a cumulative quantity discount.

      If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint (for example, shares held in a different broker-dealer's brokerage account or with a bank or an investment advisor), it is your responsibility to specifically identify those shares to your financial adviser at the time of your purchase (including at the time of any future purchase). If you have not designated a financial adviser associated with your Franklin Templeton Fund shares, it is your responsibility to specifically identify any cumulative quantity discount eligible shares to the Fund's transfer agent at the time of any purchase.

      If there are cumulative quantity discount eligible shares that would qualify for combining with your current purchase and you do not tell your financial adviser or the Franklin Templeton Funds' transfer agent at the time of any purchase, you may not receive the benefit of a reduced sales charge that might otherwise be available since your financial adviser and the Fund generally will not have that information.

      The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their highest current public offering price. It is your responsibility to retain any records necessary to substantiate historical share costs because neither your current financial adviser nor the Franklin Templeton Funds may have or maintain this information.

      An "Employer Sponsored Retirement Plan" is a Qualified Retirement Plan, ERISA covered 403(b) and certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs. A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

      2. LETTER OF INTENT (LOI) - expresses your intent to buy a stated dollar amount of "cumulative quantity discount eligible shares" (as defined in the "Cumulative Quantity Discount" section above) over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your LOI to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI. It is your responsibility to tell your financial adviser when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. If you have not designated a financial adviser associated with your Franklin Templeton Fund shares, it is your responsibility to tell the Funds' transfer agent when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. Please refer to the Statement of Additional Information for more LOI details.

      To sign up for these programs, complete the appropriate section of your account application.

2. Effective October 1, 2008, the second sentence of the section "Investments of $1 Million or More" is amended as follows:

      However, there is a 1% Contingent Deferred Sales Charge ("CDSC") for funds that have a maximum initial sales charge of 5.75%; for all other funds, the maximum CDSC will be 0.75%. The CDSC is assessed on any shares you redeem within 18 months of purchase.

3. The "Qualified Investors - Advisor Class" (and "Qualified Investors - Class Z" for Mutual Series funds) section is revised to include the following category of investor:

      o Unaffiliated U.S. registered mutual funds, including those that operate as "fund of funds." Minimum initial investment: $1 million in Advisor Class or Class Z shares of any Franklin Templeton fund.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                              Not part of the semiannual report

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Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Franklin India Growth Fund
Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Growth Opportunities Fund 2
Franklin Small Cap Growth Fund 3
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Focused Core Equity Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 5
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 5
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund
Templeton Income Fund
Templeton International Bond Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

2. Effective 11/1/07, Franklin Aggressive Growth Fund changed its name to Franklin Growth Opportunities Fund. The fund's investment goal and strategy remained the same.

3. Effective 3/31/08, Franklin Small Cap Growth Fund II changed its name to Franklin Small Cap Growth Fund. The fund's investment goal and strategy remained the same.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

04/08                                          Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
    INVESTMENTS                 San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON FOREIGN FUND

INVESTMENT MANAGER
Templeton Global Advisors Limited

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

104 S2008 04/08


ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)   N/A

(d)   N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

     (2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.      N/A


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A


ITEM 6. SCHEDULE OF INVESTMENTS.  N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.


ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.


ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura
F. Fergerson, Chief Financial Officer and Chief Accounting Officer



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON FUNDS

By /s/GALEN G. VETTER
  ----------------------------
Galen G. Vetter
Chief Executive Officer -
 Finance and Administration
Date:  April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/GALEN G. VETTER
  ----------------------------
Galen G. Vetter
Chief Executive Officer -
  Finance and Administration
Date:  April 28, 2008

By /s/LAURA F. FERGERSON
  ----------------------------
Laura F. Fergerson
Chief Financial Officer and
 Chief Accounting Officer
Date:  April 28, 2008